Goldman Sachs Funds

TAXABLE INVESTMENT GRADE FUNDS

Annual Report October 31, 2000

Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Market Overview

Dear Shareholder:

During the period under review, bond markets around the world posted relatively solid returns, especially compared to some sectors of the equity market.

Market Review

  The Dollar Bloc — During the first half of the reporting period the overall U.S. bond market faltered, as the Federal Reserve Board (the “Fed”) continued to raise interest rates in an attempt to slow down the accelerating economy. By June, it appeared that the worst was over. Consumer spending appeared to be moderating, while employee productivity was strong and inflation, aside from energy prices, was not a concern. With the Fed choosing to hold interest rates steady during the summer, the prices of many bonds rallied.

  Throughout the period, the U.S. bond market was also affected by the Treasury Department’s repurchase of long maturity deb t. The reduction in supply is aimed at reducing the average maturity and interest cost of Treasury debt. This led to a sharp increase in demand for 30-year bonds, resulting in strong performance for longer maturity issues and an inverted yield curve .

  Elsewhere, the Australian and New Zealand markets initially performed well, but as the period progressed, a steep decline in their respective currencies versus the U.S. dollar caused their spreads to widen.

  Europe — The European Central Bank (ECB) raised interest rates on numerous occasions during the period. The economies of many Euroland countries continued to accelerate, prompting concerns that it could trigger an increase in inflation. In addition, the steep rise in oil prices fueled inflationary pressures and the euro continued to depreciate, despite efforts to support the currency.
  Japan — In Japan, the bond market has been relatively weak, due to mixed signals on the economic front. Initially, data pointed to a gradual recovery and an easing of deflationary pressures. In August, the Bank of Japan raised rates for the first time in 10 years, resulting in a steepening of the yield curve. Despite falling unemployment, household spending and retail sales continue to be weaker than expected.

  Outlook

  Given recent supportive data, we continue to believe that the U.S. is headed for a “soft landing” following a period of benign inflation. However, given strong consumer confidence, low unemployment, and continued pockets of solid economic growth, a soft landing is not assured. Conversely, in the short term, ongoing equity volatility coupled with recent negative earnings news could lead to continued credit spread widening and investor flight to the “safe haven” of U.S. Treasuries.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Our outlook in Europe is relatively positive. Signs continue to indicate that GDP growth has peaked and that growth is moderating. However, the risk of further tightening remains, given inflation levels above the ECB target and a weak currency. We are maintaining a neutral position in Japan, as we feel the market has an overly optimistic view of future growth rates.

As always, we appreciate your support and we look forward to serving your investment needs in the years to come.

Sincerely,

David B. Ford	David W. Blood	Sharmin Mossavar-Rahmani
Co-Head, Goldman Sachs	Co-Head, Goldman Sachs	CIO, Fixed Income Investments,
Asset Management	Asset Management	Goldman Sachs Asset Management

November 9, 2000

FUND BASICS

Enhanced Income Fund

as of October 31, 2000

PERFORMANCE REVIEW
August 2, 2000–	Fund Total Return	30-Day	6-Month	1-Year
October 31, 2000	(based on NAV)[1]	Standardized Yield[2]	U.S.Treasury[3]	U.S.Treasury [3]

Class A	1.66%	5.79%	1.57%	1.41%
Institutional	1.76%	6.43%	1.57%	1.41%
Administration	1.68%	N/A	1.57%	1.41%

[1]  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2]  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The 6-Month and 1-Year U.S. Treasury securities reported by Merrill Lynch do not reflect any fees or expenses.

STANDARDIZED TOTAL RETURNS[4]
For the period ending 9/30/00	Class A	Institutional	Administration

Since Inception	–0.39%	1.17%	1.12%
(8/2/00)

[4] The Standardized Total Returns are average annual returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A shares. Because Institutional and Administration shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 10/31/00[5]
Sector Allocation

U.S. Treasuries			39.3%
Agency Debentures			26.3%
Asset-Backed Securities			20.8%
Corporate Bonds			5.4%
Cash Equivalents			0.8%

[5]  Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW

Enhanced Income Fund

Dear Shareholder:

We are pleased to report on the performance of the Goldman Sachs Enhanced Income Fund from its inception through October 31, 2000.

Performance Review

During the short period of time from the Fund’s inception on August 2, 2000 through October 31, 2000, the Fund’s A, Institutional and Administration share classes generated cumulative total returns, at net asset value, of 1.66%, 1.76% and 1.68%, respectively. These figures outperformed the Fund’s benchmarks, the 1-Year and Six-Month U.S. Treasury Bills, which returned 1.41% and 1.57%, respectively.

Investment Objective

The Fund seeks to generate returns in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity. It’s important to note that the Fund is not a money market fund and its net asset value will fluctuate.

Portfolio Composition

The Goldman Sachs Enhanced Income Fund targets a duration of nine months, with diversified holdings in high credit quality (minimum “A’’) sectors including U.S. Treasuries, Agency, Corporate, Asset-Backed and Money Market Instruments. By the end of the reporting period the Fund had its largest weighting in U.S. Treasuries (39.3% of net assets), followed by Agency issues (26.3%), Asset-Backed Securities (20.8%), Corporates (5.4%) and Cash (0.38%).

As we move beyond the Fund’s initial start-up phase, we look to more broadly diversify its portfolio by increasing its exposure to Corporate securities.

Outlook

We are anticipating slower growth in the coming quarters, but we have doubts that this will prove sufficient for the Federal Reserve Board (the “Fed”) to deliver the easing that is already priced into the market. We now expect the Fed will keep policy on hold throughout 2001. Previously, we had expected a modest tightening during the first half of the year. However, this was predicated on the view that the economy would expand rapidly enough to intensify the pressures in the labor market, reviving concerns about inflation. Although we continue to expect a modest increase in core inflation, we believe Fed officials will probably look pas t this if tensions in the labor market appear to be ebbing at the same time, which now seems likely.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 9, 2000

FUND BASICS

Adjustable Rate Government Fund

as of October 31, 2000

PERFORMANCE REVIEW
October 31, 1999–	Fund Total Return	30-Day	6-Month	1-Year
October 31, 2000	(based on NAV)[1]	Standardized Yield[2]	U.S.Treasury[3]	U.S.Treasury[3]

Class A	5.12%	6.01%	6.06%	5.57%
Institutional	5.65%	6.50%	6.06%	5.57%
Service	4.95%	6.01%	6.06%	5.57%

[1]  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2]  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The 6-Month and 1-Year U.S. Treasury securities reported by Merrill Lynch do not reflect any fees or expenses.

STANDARDIZED TOTAL RETURNS[4]
For the period ending 9/30/00	Class A	Institutional	Service

One Year	3.41%	5.55%	4.85%
Five Years	4.97%	5.69%	N/A
Since Inception	5.04%	5.33%	4.69%
	(5/15/95)	(7/17/91)	(3/27/97)

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A shares. Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 10/31/00[5]
Sector Allocation

Adjustable Rate Mortgage Securities			78.6%
Cash Equivalents			8.5%
Fixed Rate Pass-Throughs			7.2%
Collateralized Mortgage Obligations			4.9%

[5]  Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

PERFOR MANCE OVERVIEW

Adjustable Rate Government Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Adjustable Rate Government Fund for the one-year period that ended October 31, 2000.

Performance Review

Over the one-year reporting period that ended October 31, 2000, the Fund’s A, Institutional and Service share classes generated cumulative total returns, at net asset value, of 5.12%, 5.65% and 4.95%, respectively. These returns generally underperformed the Fund’s benchmarks, the six-month U.S. Treasury security and the one-year U.S. Treasury security, which returned 6.06% and 5.57%, respectively.

Investment Objective

The Fund seeks a high level of current income consistent with low volatility of principal, primarily through investments in securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets.

Portfolio Composition

We maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while de-emphasizing directional duration management.

Portfolio Highlights

  Adjustable Rate Mortgages (ARMs) (71.7% on October 31, 1999 to 78.6% on October 31, 2000) — During the reporting period, the Fund’s allocation to ARMs increased, as we added seasoned, fully indexed holdings to our portfolios.
  Collateralized Mortgage Obligations (CMOs) (14.1% on October 31, 1999 to 4.90% on October 31, 2000) — The Fund reallocated assets from CMOs to ARMs, on relative value trading.
  Fixed Rate Pass-Throughs (7.9% on October 31, 1999 to 7.2% on October 31, 2000) — The Fund’s allocation to fixed rate pass-throughs remained relatively stable during the reporting period.

PERFORMANCE OVERVIEW

Portfolio Outlook

Despite holding interest rates steady in recent months, the Fed continues to warn investors that the tight labor market and rising energy costs could lead to future rate hikes. We expect the Fed to keep its current policy stance unchanged for the balance of the year.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 9, 2000

FUND BASICS

Short Duration Government Fund

as of October 31, 2000

PERFORMANCE REVIEW

October 31, 1999–	Fund Total Return	30-Day	2-Year U.S.
October 31, 2000	(based on NAV)[1]	Standardized Yield[2]	Treasury Security[3]

Class A	5.65%	6.13%	5.44%
Class B	4.80%	5.66%	5.44%
Class C	4.76%	5.50%	5.44%
Institutional	5.85%	6.67%	5.44%
Service	5.32%	6.16%	5.44%

[1]  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding . The Fund’s performance reflects the reinvestment of dividends and other distributions.
[2]  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3] The 2-Year U.S. Treasury security does not reflect any fees or expenses.

STANDARDIZED TOTAL RETURNS[4]
For the period ending 9/30/00	Class A	Class B	Class C	Institutional	Service

One Year	3.07%	2.40%	3.40%	5.53%	5.00%
Five Years	N/A	N/A	N/A	5.84%	N/A
Ten Years	N/A	N/A	N/A	6.16%	N/A
Since Inception	4.51%	4.50%	3.94%	6.67%	5.32%
	(5/1/97)	(5/1/97)	(8/15/97)	(8/15/88)	(4/10/96)

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A shares, the assumed deferred sales charge for Class B shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase) . Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 10/31/00[5]
Sector Allocation

Collateralized Mortgage Obligations					42.7%
Fixed Rate Pass-Throughs					25.7%
Adjustable Rate Mortgage Securities					20.5%
Agency Debentures					6.7%
U.S. Treasuries					4.7%
Cash Equivalents					2.7%

[5]  Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW

Short Duration Government Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Short Duration Government Fund for the one-year period that ended October 31, 2000.

Performance Review

Over the one-year reporting period that ended October 31, 2000, the Fund’s A, B, C, Institutional and Service share classes generated total cumulative returns, at net asset value, of 5.65%, 4.80%, 4.76%, 5.85% and 5.32%, respectively. Over the same time period, the Fund’s benchmark, the two-year U.S. Treasury security, generated a 5. 44% cumulative total return.

Investment Objective

The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the one-year period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while de-emphasizing directional duration management.

Portfolio Highlights

  Collateralized Mortgage Obligations (CMOs) (41.4% on October 31, 1999 to 42.7% on October 31, 2000) — We maintained the Fund’s exposure to CMOs, due to attractive spread and structure advantages.
  Fixed Rate Pass-Throughs (30.2% on October 31, 1999 to 25.7% on October 31, 2000) — The Fund’s holding in fixed rate pass-throughs were reduced in favor of CMOs, to take advantage of relative value opportunities.
  Adjustable Rate Mortgage Securities (ARMs) (20.4% on October 31, 1999 to 20.5% on October 31, 2000) — The Fund’s allocation to ARMs remained relatively stable during the reporting period.
  Agency Debentures (6.9% on October 31, 1999 to 6.7% on October 31, 2000) — The Fund’s allocation to agency debentures remained relatively stable during the reporting period.

PERFORMANCE OVERVIEW

Portfolio Outlook

Despite holding interest rates steady in recent months, the Fed continues to warn investors that the tight labor market and rising energy costs could lead to future rate hikes. We expect the Fed to keep its current policy stance unchanged for the balance of the year.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 9, 2000

FUND BASICS

Government Income Fund
as of October 31, 2000

PERFORMANCE REVIEW
October 31, 1999–	Fund Total Return	30-Day	Lehman Govt./
October 31, 2000	(based on NAV)[1]	Standardized Yield[2]	Mortgage Index[3]

Class A	7.33%	6.84%	7.84%
Class B	6.45%	6.40%	7.84%
Class C	6.46%	6.40%	7.84%
Institutional	7.68%	7.57%	7.84%
Service	7.62%	7.06%	7.84%

1  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.
2  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
3  The Lehman Brothers Government/Mortgage Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[4]
For the period ending 9/30/00	Class A	Class B	Class C	Institutional	Service

One Year	1.97%	0.73%	4.94%	7.13%	7.07%
Five Years	5.12%	N/A	N/A	N/A	5.97%
Since Inception	5.70%	5.22%	4.85%	5.97%	6.26%
	(2 /10/93)	(5/1/96)	(8/15/97)	(8/15/97)	(2/10/93)5

4  The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.
5  Performance data for Service shares prior to 8/15/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares in the Fund reflects the expenses applicable to the Fund's Class A shares. The fees applicable to Service shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

PORTFOLIO COMPOSITION AS OF 10/31/00[6]
Sector Allocation

Mortgage-Backed Securities	60.5%
Cash Equivalents	16.1%
Agency Debentures	15.2%
Asset-Backed Securities	12.2%
U.S. Treasuries	10.9%
Municipal Bonds	1.6%

6  Figures represent a percentage of net assets and may not sum to 100% . The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW

Government Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Government Income Fund for the one-year period that ended October 31, 2000.

Performance Review

Over the one-year reporting period that ended October 31, 2000, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 7.33%, 6.45%, 6.46%, 7.68% and 7.62%, respectively. Over the same time period, the Fund’s benchmark, the Lehman Brothers Government/Mortgage Index, generated a 7.84% cumulative total return.

Investment Objective

The Fund seeks a high level of current income consistent with safety of principal, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the one-year period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while de-emphasizing directional duration management.

Portfolio Highlights

  Mortgage-Backed Securities (MBS) (59.7% on October 31, 1999 to 60.5% on October 31, 2000) — The Fund’s position in mortgage-backed securities was reduced during the reporting period in favor of agency debentures.
  U.S.Treasuries (12.2% on October 31, 1999 to 10.9% on October 31, 2000) — The Fund opportunistically moved out of U.S. Treasuries during the reporting period into higher yielding credit sectors.
  Asset-Backed Securities (ABS) (15.5% on October 31, 1999 to 12.2% on October 31, 2000) — The Fund decreased its exposure to asset-backed securities, as their spreads were vulnerable to swap spread volatility.
  Agency Debentures (10.7% on October 31, 1999 to 15.2% on October 31, 2000) — The Fund increased its exposure to agency debentures during the period to take advantage of inter-period spread widening.

PERFORMANCE OVERVIEW

Portfolio Outlook

Despite holding interest rates steady in recent months, the Fed continues to warn investors that the tight labor market and rising energy costs could lead to future rate hikes. We expect the Fed to keep its current policy stance unchanged for the balance of the year.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 9, 2000

FUND BASICS

Core Fixed Income Fund

as of October 31, 2000

PERFORMANCE REVIEW
October 31, 1999–	Fund Total Return	30-Day	Lehman Aggregate
October 31, 2000	(based on NAV)[1]	Standardized Yield[2]	Bond Index[3]

Class A	6.48%	5.80%	7.30%
Class B	5.69%	5.35%	7.30%
Class C	5.80%	5.35%	7.30%
Institutional	6.90%	6.52%	7.30%
Service	6.37%	6.01%	7.30%

[1]  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.

[2]  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3] The Lehman Aggregate Bond Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[4]
For the period ending 9/30/00	Class A	Class B	Class C	Institutional	Service

One Year	1.60%	0.24%	4.55%	6.70%	6.18%
Five Years	N/A	N/A	N/A	6.29%	N/A
Since Inception	4.68%	4.39%	4.61%	6.23%	5.90%
	(5/1/97)	(5/1/97)	(8/15/97)	(1/5/94)	(3/13/96)

[4] The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 10/31/00[5]
Sector Allocation

Mortgage-Backed Securities	41.4%		U.S. Treasuries		3.7%
Corporate Bonds	33.6%		Agency Debentures		2.2%
Asset-Backed Securities	10.7%		Cash Equivalents		1.4%
Emerging Market Debt	7.3%		Sovereign Credit		1.1%

[5]  Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW

Core Fixed Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Core Fixed Income Fund for the one-year period that ended October 31, 2000.

Performance Review

Over the one-year reporting period that ended October 31, 2000, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 6.48%, 5 .69%, 5.80%, 6.90% and 6. 37% respectively. Over the same time period, the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, generated a cumulative return of 7.30%.

Investment Objective

The Fund seeks total return consisting of capital appreciation and income that exceeds that of the Lehman Brothers Aggregate Bond Index, primarily through fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate debt securities, mortgage-backed securities and asset-backed securities.

Portfolio Composition

During the one-year period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while de-emphasizing directional duration management. As such, during the period under review, we underweighted Treasury and agency securities relative to the benchmark, and overweighted corporate, mortgage- and asset-backed and emerging market debt securities.

PERFORMANCE OVERVIEW

Portfolio Highlights

  Mortgage-Backed Securities (MBS) (42.6% on October 31, 1999 to 41.4% on October 31, 2000) — The Fund’s exposure to mortgage-backed securities fell slightly during the reporting period in favor of other opportunities in the marketplace.
  Corporate Bonds (35.0% on October 31, 1999 to 33.6% on October 31, 2000) — Generally speaking, weak corporate earnings resulted in spreads widening in the corporate sector.
  Asset-Backed Securities (ABS) (9.6% on October 31, 1999 to 10.7% on October 31, 2000) — The Fund’s exposure to asset-backed securities rose during the period, as they appeared slightly undervalued relative to mortgage pass-throughs and commercial mortgage-backed securities.
  U.S. Treasuries (4.2% on October 31, 1999 to 3.7% on October 31, 2000) — The Fund opportunistically moved out of U.S. Treasuries during the reporting period into higher yielding credit sectors.
  Emerging Market Debt (EMD) (1.7% on October 31, 1999 to 7.3% on October 31, 2000) — Generally speaking, the Fund’s EMD performed well during the period. Overall, strong domestic fundamentals, credit rating upgrades and signs of a peak in the U.S. interest rate cycle supported the market.

Portfolio Outlook

Despite holding interest rates steady in recent months, the Fed continues to warn investors that the tight labor market and rising energy costs could lead to future rate hikes. We expect the Fed to keep its current policy stance unchanged for the balance of the year.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 9, 2000

FUND BASICS

Global Income Fund

as of October 31, 2000

PERFORMANCE REVIEW
October 31, 1999–	Fund Total Return	30-Day	JPM Global Govt.
October 31, 2000	(based on NAV)[1]	Standardized Yield[2]	Bond Index[3]

Class A	5.58%	3.61%	7.80%
Class B	5.14%	3.28%	7.80%
Class C	5.13%	3.28%	7.80%
Institutional	6.27%	4.43%	7.80%
Service	5.76%	3.93%	7.80%

[1]  The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of net shares outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions.

[2]  The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3] The composition and characteristics of the securities in the JP Morgan (JPM) Global Government Bond Index (hedged) are not identical to those of the Fund. Also, unlike the Fund’s return, the Index’s return does not reflect any fees or expenses. Investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS[4]
For the period ending 9/30/00	Class A	Class B	Class C	Institutional	Service

One Year	0.28%	–0.72%	3.40%	5.65%	5.13%
Five Years	6.43%	N/A	N/A	8.03%	7.48%
Since Inception	6.70%	5.96%	5.19%	8.30%	7.28%
	(8/2/91)	(5/1/96)	(8/15/97)	(8/1/95)	(8/2/91)5

[4]  The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

[5] Performance data for Service shares prior to 3/12/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares in the Fund reflects the expenses applicable to the Fund’s Class A shares. The fees applicable to Service shares are differ ent from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

TOP POSITIONS AS OF 10/31/00[6]
Bonds Denomination		Bonds Denomination

1. U.S. Dollar	33.8%	6. New Zealand Dollar	2.0%
2. Euro	25.8%	7. Greek Drachma	1.9%
3. Japanese Yen	18.7%	8. Danish Krone	1.8%
4. British Pound	6.4%	9. German Mark	1.3%
5. Canadian Dollar	2.2%	10. Swedish Krone	1.1%

[6]  Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively manage d and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence performance would be reduced.

PERFORMANCE OVERVIEW

Global Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Income Fund for the one-year period that ended October 31, 2000.

Performance Review

Over the one-year reporting period that ended October 31, 2000, the Fund’s A, B, C, Institutional and Service share classes generated cumulative total returns, at net asset value, of 5.58%, 5.14%, 5.13%, 6.27%, and 5.76%, respectively. Over the same time period, the Fund’s benchmark, the JP Morgan Global Government Bond Index (hedged into U.S. dollars), generated a 7.80% cumulative total return.

The Fund’s underperformance versus its benchmark is attributable to several factors. In recent months, the exposure to credit in the portfolio had an offsetting negative impact, due to a widening of swap spreads in the U.S. Currency management also retracted from overall performance, caused mainly by the fall in the Australian dollar. However, duration and yield curve positioning were positive contributors to performance over the period.

Investment Objective

The Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation primarily through investments in fixed income securities of U.S. and foreign issuers and through transactions in foreign currencies.

Portfolio Positioning

The Fund began the reporting period with an overweight exposure in the U.S., as a slowing of economic growth was anticipated. However, we scaled back to a neutral and then an underweighted position, based on the continued robust economic expansion. As the period progressed we removed our underweight position in the U.S., as the weak equity markets dragged bond yields lower. As signs of slower growth began to appear later in the second quarter, w e introduced a long position in the middle portion of the U .S. curve. Then, at the beginning of the third quarter, we unwound our long duration position.

Overseas, during the first quarter of 2000, a position in the 2-3 year area of the UK yield curve was introduced. This was based on the belief that UK economy had entered the advanced stages of its economic upturn, and that aggressive tightening by the Monetary Policy Committee would start to have an effect on the manufacturing and retail sectors. During the summer we removed the small overweight position we had established in the UK, and increased the size of our overweight position in core Euro markets. Towards the end of the period we established an overweight position in Japan, due to weakening trends in the economic outlook for the country.

In currencies, at the start of the period, we had an underweight exposure to the dollar bloc, were neutral European currencies, and were overweight the Asian bloc. During the initial months of the period we decreased exposure within Europe, and in the first quarter of 2000 we opened a long exposure to the dollar bloc, reducing our short exposure in Europe. Over the second quarter of 2000 we increased our long exposure to the dollar bloc, reduced the short

PERFORMANCE OVERVIEW

exposure to Europe, and pared our long exposure to Asia. During the third quarter of 2000, we opened a short exposure to the dollar bloc, opened a long exposure in Europe and initiated a short exposure to Asia.

Portfolio Outlook

Given that global growth is slowing and inflation appears benign, we believe that interest rates may have peaked. In addition, current economic conditions and recent stock market fluctuations provide a positive backdrop for the global bond markets.

We continue to believe that the U.S. is headed for a “soft landing” with a period of benign inflation. Rising equity market volatility has also led investors to the “safe haven” of U.S. Treasuries, and, as a result, yields have reached their lowest level of the year. Although the U.S. bond markets have been the strongest performing of major bond markets this year, we believe that yields have already discounted the slowing growth scenario in the U.S.

The outlook in Europe is similarly positive. Signs continue to indicate that GDP growth has peaked and growth is moderating. The economic slowdown, however, is passing into Europe with a predictable lag. Overall, we continue to have a preference for the European bond markets relative to the U.S., as we believe the softer economic outlook is not fully reflecte d in the European yield curves.

In Japan, we are maintaining our long bond position, based on the market’s overly optimistic growth outlook for Japan. Despite signs of a modest corporate recovery in Japan, consumer demand remains weak. As such, we expect yields to continue to trade in a narrow range until the deflationary trend eases.

Overall, we continue to prefer higher quality, shorter-dated corporates, and are looking to eliminate any lower quality names that we view as vulnerable to negative event risk. Our sectoral bias at the moment is towards banks and utilities, as we continue to view these as defensive plays in the recent volatile environment. We have yet to reduce our U.S . corporate exposure, believing that there is room for these spreads to contract further from their current levels, as they still appear cheap on a relative basis to sterling and European corporates. We believe that the catalyst for this will be a reduction in volatility following the end of the earnings’ season. Nevertheless, security selection remains critical, as it has become increasingly important to avoid rapidly deteriorating credit stories in today’s challenging environment.

In currencies, we are currently overweight with respect to the U.S. dollar, supported by a positive asset market outlook and mergers and acquisition flows. We are underweight with respect to the yen, as we believe the market is continuing to overemphasize growth expectations in Japan, with spending remaining weak. We are currently neutral towards the euro against the U.S. dollar, despite intervention and the slowdown in the U.S., as economic fundamentals still point to a slowdown in Euroland.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Fixed Income Investment Management Team

November 9, 2000

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

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GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 26.3%

Federal Home Loan Banks
$ 5,000,000	5.13%	04/17/2001	$ 4,965,255
2,000,000	5.62	04/12/2002	1,969,280
3,000,000	6.75	08/15/2002	3,014,055
3,570,000	5.35	12/15/2003	3,448,399
3,000,000	5.63	02/26/2004	2,910,804

			$ 16,307,793

Federal Home Loan Mortgage Corp.
$ 2,500,000	5.87%	02/04/2002	$ 2,478,125
1,500,000	6.00	04/14/2004	1,466,334

			$ 3,944,459

Federal National Mortgage Association
$ 4,000,000	5.38%	04/26/2001	$ 3,971,240
2,500,000	5.84	06/12/2001	2,490,250
1,000,000	5.21	12/10/2001	984,220
2,000,000	6.50	07/29/2002	1,989,972
3,000,000	5.50	01/26/2004	2,899,230
4,750,000	5.96	02/23/2004	4,634,955
3,000,000	5.81	03/02/2004	2,929,170
2,000,000	6.00	03/08/2004	1,967,600
2,400,000	5.74	05/06/2004	2,334,624

			$ 24,201,261

TOTAL AGENCY DEBENTURES
(Cost $44,298,886)			$ 44,453,513

Asset-Backed Securities – 20.8%

Auto – 14.8%
Associates Automobile Receivables Trust Series 2000-2, Class A3
$ 3,000,000	6.82%	02/15/2005	$ 3,007,500

Carco Auto Loan Master Trust
3,000,000	5.78	03/15/2004	2,959,470

Daimlerchrysler Auto Trust Series 2000-D, Class A2
5,000,000	6.70	06/08/2003	4,999,960

Ford Credit Auto Owner Trust Series 2000-C, Class A4
5,000,000	7.24	02/15/2004	5,024,650

Ford Credit Auto Owner Trust Series 2000-E, Class A4
5,000,000	6.74	06/15/2004	5,011,034

Household Automotive Trust
1,500,000	7.05	02/17/2005	1,512,404

WFS Financial Owner Trust Series 2000-A, Class A3
2,000,000	7.22	09/20/2004	2,015,908

WFS Financial Owner Trust Series 2000-C, Class A2
500,000	7.01	08/20/2003	500,607

			25,031,533

Credit Card – 6.0%
Advanta Credit Card Master Trust Series 1996-D, Class A
$ 1,150,000	6.77%	06/15/2005	$ 1,152,174

Chemical Master Credit Card Trust I Series 1995-4, Class A
1,000,000	6.88	07/25/2005	1,001,960

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Credit Card – (continued)
Discover Card Master Trust I Series 1999-4, Class A
$ 5,000,000	5.65%	11/15/2004	$ 4,915,685

MBNA Master Credit Card Trust Series 1995-E, Class A
1,000,000	6.84	01/15/2005	1,002,890

Standard Credit Card Master Trust Series 1994-4, Class A
2,000,000	8.25	11/07/2003	2,024,940

			$ 10,097,649

TOTAL ASSET-BACKED SECURITIES
(Cost $35,112,128)			$ 35,129,182

Corporate Bonds – 5.4%

Automotive – 1.1%
Ford Motor Credit Co.
$ 1,150,000	6.50%	02/28/2002	$ 1,144,452

General Motors Acceptance Corp.
750,000	6.75	02/07/2002	748,907

			1,893,359

Commercial Banks – 2.2%
Bank of America Corp.
$ 900,000	8.38%	03/15/2002	$ 914,899
500,000	7.75	07/15/2002	505,820

Citigroup, Inc.
750,000	7.45	06/06/2002	758,861

The Bank of New York Co., Inc.
400,000	7.63	07/15/2002	405,653
460,000	7.88	11/15/2002	470,013

Wells Fargo & Co.
570,000	7.20	05/01/2003	574,827

			3,630,073

Mortgage Banks – 0.1%
Countrywide Funding Corp.
$ 215,000	6.38%	10/08/2002	$ 212,219

Retailers – 0.3%
Sears Roebuck Acceptance Corp.
$ 375,000	6.86%	08/06/2001	$ 375,327
200,000	6.41	11/19/2002	197,654

			572,981

Tobacco – 0.5%
Philip Morris Cos., Inc.
$ 800,000	7.13%	08/15/2002	$ 798,648

Yankee Banks – 0.3%
Quebec Province
$ 430,000	7.50%	07/15/2002	$ 434,760

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ENHANCED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Finance Companies – 0.9%
Heller Financial, Inc.
$ 585,000	7.50%	08/23/2002	$ 585,480

Household Finance Corp.
1,030,000	5.88	11/01/2002	1,009,417

			$ 1,594,897

TOTAL CORPORATE BONDS
(Cost $9,137,176)			$ 9,136,937

U.S. Treasury Obligations – 39.3%

United States Treasury Notes
$ 8,200,000	5.25%	05/31/2001	$ 8,144,420
58,600,000	5.50	08/31/2001	58,197,008

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $66,365,270)			$ 66,341,428

Short-Term Obligation – 6.7%

Federal National Mortgage Association
$ 12,000,000	6.16%	09/06/2001	$ 11,361,600

TOTAL SHORT-TERM OBLIGATION
(Cost $11,364,919)			$ 11,361,600

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 0.8%

Joint Repurchase Agreement Account ∧ V
$ 1,300,000	6.62%	11/01/2000	$ 1,300,000

TOTAL REPURCHASE AGREEMENT
(Cost $1,300,000)			$ 1,300,000

TOTAL INVESTMENTS
(Cost $167,578,379)			$ 167,722,660

V	Joint repurchase agreement was entered into on October 31, 2000.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Performance Summary
October 31, 2000

The following graph shows the value as of October 31, 2000, of a $10,000 investment made on August 1, 1991 in the Institutional shares of the Adjustable Rate Government Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month and One-Year U.S. Treasury Bills (“Six-Month T-Bill/One-Year T-Bill”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A and Service shares will vary from Institutional shares due to differences in fees and loads.

Adjustable Rate Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 1, 1991 to October 31, 2000. (a)

Adjustable Rate Government Fund-Institutional Class
Lehman 1-2 Index
One-Year T-Bill
Six-Month T-Bill
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$17,017
$16,346
$16,169
$15,885
8/1/91
10/91
10/92
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00

Average Annual Total Return through October 31, 2000	Since Inception	Five Years	One Year

Class A shares (commenced May 15, 1995)
Excluding sales charges	5.35%	5.29%	5.12%
Including sales charges	5.06%	4.97%	3.51%

Institutional shares (commenced July 17, 1991)	5.34%	5.67%	5.65%

Service shares (commenced March 27, 1997)	4.72%	n/a	4.95%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Statement of Investments
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 90.7%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 30.3%
$ 1,178,139	8.06%	07/01/2018	$ 1,189,731
2,697,454	7.61	11/01/2018	2,728,151
621,619	7.85	12/01/2018	625,989
3,473,096	7.65	05/01/2019	3,498,068
6,609,267	8.06	11/01/2019	6,747,665
5,334,864	7.89	01/01/2020	5,327,395
2,004,000	8.12	05/01/2020	2,032,497
10,306,993	7.94	06/01/2020	10,459,949
15,220,227	8.11	02/01/2022	15,550,810
2,997,035	7.81	06/01/2022	3,031,860
1,714,344	7.82	08/01/2022	1,735,945
2,259,167	7.67	09/01/2022	2,275,003
2,886,251	8.06	09/01/2022	2,930,902
3,978,843	8.02	06/01/2024	4,033,552
1,457,524	7.62	02/01/2028	1,465,045
2,436,496	7.98	07/01/2030	2,435,107

			$ 66,067,669

Adjustable Rate Federal National Mortgage Association (FNMA)# – 44.3%
$ 557,913	7.33%	04/01/2003	553,382
480,720	8.22	11/01/2014	491,483
2,896,404	7.28	03/01/2017	2,948,134
1,584,973	7.68	03/01/2017	1,615,927
6,362,111	7.26	04/01/2017	6,332,463
252,822	8.03	11/01/2017	258,278
2,166,191	7.00	03/01/2018	2,139,958
517,987	7.66	03/01/2018	522,959
378,512	7.97	05/01/2018	379,091
4,026,763	8.03	06/01/2018	4,105,284
1,649,219	8.03	08/01/2018	1,696,535
913,107	7.75	10/01/2018	931,944
85,540	7.51	11/01/2018	87,177
2,743,913	7.85	11/01/2018	2,800,657
1,473,865	7.57	06/01/2019	1,491,080
1,808,891	8.30	07/01/2019	1,828,537
764,183	7.30	08/01/2019	778,610
297,551	7.09	09/01/2019	295,730
2,780,858	8.28	11/01/2019	2,845,180
8,772,111	8.14	05/01/2020	8,972,378
4,290,902	8.00	07/01/2020	4,388,263
4,408,951	6.86	12/25/2020	4,347,157
2,438,075	8.02	01/01/2021	2,493,249
19,808,910	7.96	09/01/2021	20,253,421
185,804	7.60	01/01/2022	189,330
1,017,314	7.14	05/01/2022	1,018,881
758,760	8.08	08/01/2022	776,613
2,304,073	8.31	02/01/2023	2,347,643
130,532	6.71	12/01/2023	129,141
6,829,426	7.11	06/01/2024	6,839,944
2,849,675	7.76	08/01/2027	2,913,850
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Adjustable Rate Federal National Mortgage Association (FNMA)# – (continued)
$ 1,137,484	7.84%	10/01/2027	$ 1,148,153
398,978	7.97	01/01/2028	407,524
8,463,449	7.08	07/01/2030	8,362,954

			$ 96,690,910

Adjustable Rate Government National Mortgage Association (GNMA)# – 4.0%
$ 1,807,853	7.38%	03/20/2016	1,823,102
2,484,048	7.75	08/20/2018	2,524,141
2,939,870	7.38	02/20/2021	2,994,698
1,418,872	7.38	06/20/2022	1,431,600

			$ 8,773,541

Federal Home Loan Mortgage Corp. (FHLMC) – 4.1%
$ 1,661,580	6.50%	03/01/2013	$ 1,627,319
3,260,042	6.50	04/01/2013	3,192,820
1,410,739	6.50	05/01/2013	1,381,481
2,703,361	6.50	06/01/2013	2,652,363

			$ 8,853,983

Federal National Mortgage Association (FNMA) – 1.6%
$ 3,549,407	8.00%	11/01/2017	$ 3,614,219

Government National Mortgage Association (GNMA) – 1.5%
$ 3,287,870	6.50%	08/15/2027	$ 3,184,565

Collateralized Mortgage Obligations – 4.9%

IOette• # – 0.1%
FNMA Remic Trust Series 1990-145, Class B
$ 10,834	35.00%	12/25/2020	$ 260,945

Regular Floater CMOs# – 2.7%
FNMA Series 1998-66, Class FC
$ 5,888,092	7.12%	11/17/2028	$ 5,883,793

Sequential Fixed Rate CMOs – 2.1%
FHLMC Series 1980, Class C
$ 496,598	6.85%	10/15/2021	$ 494,776

FNMA Remic Trust Series 1993-14, Class A
2,038,741	6.00	02/25/2008	2,001,085

FNMA Remic Trust Series G93-39, Class A
1,168,642	5.70	08/25/2016	1,156,173

FNMA Series 1996-22, Class B
911,456	7.25	02/25/2024	907,121

			$ 4,559,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 10,703,893

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $202,190,723)			$ 197,888,780

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 8.5%

Joint Repurchase Agreement Account ∧ V
$18,500,000	6.62%	11/01/2000	$ 18,500,000

TOTAL REPURCHASE AGREEMENT
(Cost $18,500,000)			$ 18,500,000

TOTAL INVESTMENTS
(Cost $220,690,723)			$ 216,388,780

#	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on October 31, 2000.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Performance Summary
October 31, 2000

The following graph shows the value as of October 31, 2000, of a $10,000 investment made on September 1, 1988 in the Institutional shares of the Goldman Sachs Short Duration Government Fund. For comparative purposes, the performance of the Fund’s benchmark (the U.S. 2-Year Treasury Bill (“Two-Year T-Bill”)), as well as the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index (“Lehman Short (1-3) Gov’t Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

Short Duration Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1988 to October 31, 2000.(a)

$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Institutional shares
Lehman Short (1-3) Gov't Index
Two-Year T-Bill
$22,635
$22,125
$21,947
9/1/88
10/88
10/89
10/90
10/91
10/92
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00

Average Annual Total Return through October 31, 2000	Since Inception	Ten Years	Five Years	One Year

Class A shares (commenced May 1, 1997)
Excluding sales charges	5.17%	n/a	n/a	5.65%
Including sales charges	4.56%	n/a	n/a	3.48%

Class B shares (commenced May 1, 1997)
Excluding contingent deferred sales charges	4.54%	n/a	n/a	4.80%
Including contingent deferred sales charges	4.54%	n/a	n/a	2.71%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.99%	n/a	n/a	4.76%
Including contingent deferred sales charges	3.99%	n/a	n/a	3.71%

Institutional shares (commenced August 15, 1988)	6.67%	6.12%	5.76%	5.85%

Service shares (commenced April 10, 1996)	5.34%	n/a	n/a	5.32%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 88.9%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # – 5.2%
$ 788,342	8.13%	08/01/2017	$ 788,594
810,208	7.37	05/01/2018	805,023
2,303,972	7.67	06/01/2018	2,341,550
836,312	7.61	12/01/2018	842,191
3,434,594	7.97	02/01/2022	3,509,193
952,937	7.78	10/01/2025	951,746

			$ 9,238,297

Adjustable Rate Federal National Mortgage Association (FNMA) # – 15.3%
$ 1,153,727	8.22%	11/01/2014	$ 1,179,559
1,934,599	7.85	11/01/2017	1,973,911
2,192,373	7.41	02/01/2018	2,224,820
2,143,343	7.85	06/01/2018	2,165,205
1,990,536	8.07	03/01/2019	2,034,248
4,350,529	8.14	05/01/2020	4,449,852
2,844,489	7.83	12/01/2020	2,905,048
2,925,690	8.02	01/01/2021	2,991,898
758,760	8.08	08/01/2022	776,613
2,227,227	7.98	01/01/2023	2,279,968
2,758,629	7.47	07/01/2028	2,788,836
1,503,881	8.04	01/01/2031	1,531,146

			$ 27,301,104

Federal Home Loan Mortgage Corp. (FHLMC) – 7.4%
$ 2,750,803	6.00%	04/01/2003	2,704,232
3,041,444	6.50	01/01/2013	2,986,789
825,587	6.50	04/01/2013	810,752
1,726,864	6.50	05/01/2013	1,690,828
785,314	6.50	06/01/2013	769,992
2,390,390	6.00	11/01/2028	2,247,349
2,000,000	8.00	06/01/2030	2,027,420

			$ 13,237,362

Federal National Mortgage Association (FNMA) – 13.6%
$ 800,915	8.50%	05/01/2010	822,027
24,065	6.00	08/01/2010	23,392
27,408	6.00	11/01/2010	26,641
71,390	6.00	01/01/2011	69,100
125,256	6.00	02/01/2011	121,238
3,948,353	6.00	03/01/2011	3,823,374
1,647,768	6.00	04/01/2011	1,595,138
1,840,968	6.00	05/01/2011	1,781,910
231,347	6.00	06/01/2011	223,926
210,008	6.00	07/01/2011	204,134
563,612	6.00	09/01/2011	547,847
46,160	6.00	12/01/2011	44,679
56,589	6.00	01/01/2012	54,581
316,663	6.00	03/01/2012	305,425
233,750	6.00	04/01/2013	226,251
301,103	6.00	11/01/2013	291,443
496,598	6.00	01/01/2014	469,593
1,756,099	6.00	03/01/2014	1,646,342
484,055	6.00	04/01/2028	454,901
126,061	6.50	12/01/2028	121,316
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Federal National Mortgage Association (FNMA) – continued
$ 183,404	6.50%	01/01/2029	$ 176,501
2,092,691	8.50	05/01/2030	2,138,583
2,000,000	6.50	TBA-30 yr®	1,921,880
2,000,000	7.00	TBA-30 yr®	1,960,000
5,000,000	8.50	TBA-30 yr®	5,109,400

			$ 24,159,622

Government National Mortgage Association (GNMA) – 4.7%
$ 876,642	6.50%	06/15/2008	$ 871,014
481,183	6.50	07/15/2008	478,093
1,613,835	6.50	08/15/2008	1,603,474
929,034	6.50	09/15/2008	923,070
156,439	6.50	10/15/2008	155,435
43,348	6.50	11/15/2008	43,070
124,278	9.00	12/15/2008	129,867
69,069	6.50	01/15/2009	68,593
149,773	9.00	01/15/2009	156,485
12,944	6.50	03/15/2009	12,854
62,063	6.50	04/15/2009	61,635
722,499	6.50	05/15/2009	717,514
70,152	6.50	07/15/2009	69,668
69,675	6.50	11/15/2009	69,194
59,013	9.00	01/15/2010	61,645
480,798	9.00	07/15/2012	502,001
199,333	6.50	10/15/2023	193,700
1,587,297	7.00	10/15/2023	1,572,043
15,493	6.50	11/15/2023	15,055
1,149,793	6.50	12/15/2023	1,117,300
620,994	6.50	01/15/2024	603,271
168,230	6.50	02/15/2024	163,429
734,323	6.50	04/15/2024	713,366
1,643,935	6.50	08/15/2027	1,592,283

			$ 11,894,059

Collateralized Mortgage Obligations – 42.7%
Inverse Floater# – 1.3%
FNMA Remic Trust Series 1990-134, Class SC
$ 751,873	11.66%	11/25/2020	$ 813,557

FNMA Remic Trust Series 1993-231, Class SA
1,580,751	2.63	12/25/2008	1,422,405

			$ 2,235,962

Inverse Floating Rate – Interest Only # • – 0.0%
FHLMC Series 1684, Class JD
$ 752,646	2.99%	08/15/2020	$ 21,217

IOette• # – 0.3%
FHLMC Series 1161, Class U
$ 18,130	35.00%	11/15/2021	$ 550,051

Planned Amortization Class (PAC) CMOs – 13.2%
FHLMC Series 1556, Class G
$ 2,000,000	6.35%	10/15/2010	$ 1,982,200

FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,571,832

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Planned Amortization Class (PAC) CMOs – continued
FHLMC Series 1987, Class L
$ 4,000,000	6.20%	08/25/2022	$ 3,869,720

FHLMC Series 2055, Class OD
3,000,000	6.00	01/15/2012	2,876,670

FHLMC Series 2130, Class QY
2,810,256	8.50	02/15/2019	2,876,307

FHLMC Series 2149, Class TF
1,500,000	6.50	05/15/2024	1,459,440

FNMA Remic Trust Series 1997-84, Class PA
4,000,000	5.90	11/25/2021	3,875,598

FNMA Series G93-32, Class PH
3,000,000	6.50	11/25/2022	2,947,530

			$ 23,459,297

Planned Amortization – Interest Only• – 0.1%
FHLMC Series 1587, Class HA
$ 2,006,861	6.50%	10/15/2008	$ 218,640

Principal Only° – 1.1%
FNMA Remic Trust Series G92-28, Class A
$ 2,316,618	7.63%	05/25/2007	$ 2,007,628

Regular Floater CMOs# – 4.7%
FHLMC Series 1684, Class JC
$ 752,646	6.01%	08/15/2020	$ 743,705

FNMA Remic Trust Series 1993-226, Class F
3,000,000	8.00	12/25/2023	3,035,747

FNMA Series 1993-203, Class FA
4,510,858	7.88	10/25/2023	4,609,453

			$ 8,388,905

Sequential Fixed Rate CMOs – 20.3%
FHLMC Series 1033, Class G
$ 850,887	8.00%	01/15/2006	$ 858,885

FHLMC Series 1468, Class ZB
5,468,620	9.00	02/15/2021	5,708,092

FHLMC Series 1812, Class D
778,862	6.00	07/15/2008	771,777

FHLMC Series 1883, Class E
5,915,762	7.00	03/15/2010	5,914,939

FHLMC Series 1998, Class DB
2,156,393	9.50	01/17/2025	2,226,300

FHLMC Series 2152, Class AB
2,744,309	6.25	01/15/2026	2,656,903

FNMA Remic Trust Series 1990-16, Class E
6,056,201	9.00	03/25/2020	6,288,032

FNMA Remic Trust Series 1989-74, Class J
1,320,803	9.80	10/25/2019	1,385,059
Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Sequential Fixed Rate CMOs – continued
FNMA Remic Trust Series 1993-33, Class ZA
$ 7,228,033	7.50%	09/25/2021	$ 7,259,653

FNMA Series 1988-12, Class A
1,749,171	10.00	02/25/2018	1,817,519

GNMA Remic Trust Series 1995-3, Class DZ
1,072,836	8.05	06/16/2025	1,109,892

			$ 35,997,051

Super Floater# – 0.7%
FNMA Remic Trust Series 88-12, Class B
$ 1,380,925	5.27%	02/25/2018	$ 1,301,470

Support – 1.0%
FHLMC Series 16, Class M
$ 1,796,524	7.00%	08/25/2023	$ 1,725,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 75,906,196

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $164,435,979)			$ 161,736,640

Agency Debentures – 6.7%

Federal National Mortgage Association
$ 4,530,000	7.25%	01/15/2010	$ 4,694,072
2,000,000	7.13	06/15/2010	2,061,990

Small Business Administration
1,284,782	7.20	06/01/2017	1,289,449
1,764,723	6.30	05/01/2018	1,691,493
2,236,080	6.30	06/01/2018	2,141,899

TOTAL AGENCY DEBENTURES
(Cost $12,138,878)			$ 11,878,903

U.S. Treasury Obligation – 4.7%

United States Treasury Note
$ 8,500,000	5.25%	08/15/2003	$ 8,359,401

TOTAL U.S. TREASURY OBLIGATION
(Cost $8,392,950)			$ 8,359,401

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 2.7%

Joint Repurchase Agreement Account ∧V
$ 4,700,000	6.62%	11/01/2000	$ 4,700,000

TOTAL REPURCHASE AGREEMENT
(Cost $4,700,000)			$ 4,700,000

TOTAL INVESTMENTS
(Cost $189,667,807)			$ 186,674,944

#	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

®
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on October 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Performance Summary
October 31, 2000 (Unaudited)

The following graph shows the value as of October 31, 2000, of a $10,000 investment made on March 1, 1993 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Government Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Mutual Fund Government/Mortgage Index (“Lehman Gov’t/MBS Index”)), as well as the Lehman Brothers Mutual Fund General U.S. Government Index (“Lehman U.S. Gov’t Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A shares due to differences in fees and loads.

Government Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested March 1, 1993 to October 31, 2000.(a)

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Class A shares
Lehman Gov't/MBS Index
Lehman U.S. Gov't Index
$16,103
$15,996
$14,959
3/1/93
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00

Average Annual Total Return through October 31, 2000	Since Inception	Five Years	One Year

Class A shares (commenced February 10, 1993)
Excluding sales charges	6.36%	5.98%	7.33%
Including sales charges	5.73%	5.01%	2.47%

Class B shares (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.73%	n/a	6.45%
Including contingent deferred sales charges	5.26%	n/a	1.18%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.91%	n/a	6.46%
Including contingent deferred sales charges	4.91%	n/a	5.40%

Institutional shares (commenced August 15, 1997)	6.04%	n/a	7.68%

Service shares (commenced August 15, 1997)	5.57%	n/a	7.62%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 60.5%

Federal Home Loan Mortgage Corp. (FHLMC) – 5.2%
$ 2,154,660	6.50%	08/01/2010	$ 2,127,942
951,096	6.00	07/01/2028	894,183
946,561	6.00	02/01/2029	889,919
1,000,000	8.00	06/01/2030	1,013,710
494,167	8.00	07/01/2030	500,942
999,351	8.00	09/01/2030	1,013,052

			$ 6,439,748

Federal National Mortgage Association (FNMA) – 28.6%
$ 295,842	6.50%	08/01/2025	$ 285,949
186,073	6.50	09/01/2025	179,974
205,135	6.50	10/01/2025	198,411
257,919	6.50	11/01/2025	249,756
350,579	6.50	12/01/2025	338,887
16,140	6.50	05/01/2026	15,611
90,308	6.50	06/01/2028	86,908
1,455,859	6.50	09/01/2028	1,401,061
398,490	6.00	11/01/2028	374,489
1,650,774	6.50	11/01/2028	1,588,639
1,626,218	6.00	12/01/2028	1,528,271
3,417,270	6.50	12/01/2028	3,288,643
564,473	6.00	01/01/2029	530,474
44,053	6.00	02/01/2029	41,400
484,521	6.50	03/01/2029	465,969
2,489,378	6.50	04/01/2029	2,394,060
237,638	6.00	05/01/2029	223,325
484,545	6.50	06/01/2029	465,992
27,459	6.00	11/01/2029	25,805
323,176	8.50	07/01/2030	330,263
1,000,000	7.00	TBA-30 yr®	980,000
20,000,000	8.00	TBA-30 yr®	20,218,800

			$ 35,212,687

Government National Mortgage Association (GNMA) – 9.7%
$ 20,108	6.50%	04/15/2023	$ 19,539
387,626	7.00	07/15/2023	383,900
519,497	7.00	08/15/2023	514,504
208,107	6.50	09/15/2023	202,226
117,426	7.00	09/15/2023	116,297
868,872	6.50	10/15/2023	844,318
424,642	7.00	10/15/2023	420,561
754,845	6.50	11/15/2023	733,513
1,802,801	6.50	12/15/2023	1,751,854
32,429	7.00	12/15/2023	32,117
2,345,164	6.50	01/15/2024	2,278,233
417,639	6.50	02/15/2024	405,720
96,106	6.50	03/15/2024	93,363
369,752	6.50	04/15/2024	359,200
124,559	6.50	10/15/2024	121,045
287,922	6.50	01/15/2026	279,330
655,093	6.50	03/15/2026	635,545
17,900	6.50	04/15/2026	17,366
561,113	6.50	07/15/2028	542,153
42,207	8.00	12/15/2029	42,921
56,659	8.00	02/15/2030	57,597
2,000,001	8.00	08/15/2030	2,033,241

			$ 11,884,543

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Collateralized Mortgage Obligations – 17.0%

Interest Only • – 0.1%
FNMA Interest-Only Stripped Security Series 151, Class 2
$ 219,139	9.50%	07/01/2022	$ 58,208

Inverse Floater# – 1.6%
FNMA Remic Trust Series 1993-138, Class SM
$ 921,052	9.95%	12/25/2021	$ 936,266

FNMA Remic Trust Series 1993-231, Class SA
1,185,563	2.63	12/25/2008	1,066,804

			$ 2,003,070

Inverse Floating Rate – Interest Only#• – 0.1%
Salomon Brothers Mortgage Securities VII Series 1996-6E, Class A2
$ 4,837,823	2.48%	03/30/2025	$ 110,012

Non-Agency CMOs – 1.0%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A2
$ 800,000	6.52%	07/17/2007	$ 784,830

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
400,000	7.30	12/18/2006	405,221

			1,190,051

Planned Amortization Class (PAC) CMOs – 6.1%
Federal Home Loan Mortgage Corp. Series 1623, Class PG
$ 2,000,000	3.00%	07/15/2021	$ 1,738,120

FHLMC Series 2055, Class OD
4,000,000	6.00	01/15/2012	3,835,560

FNMA REMIC Trust Series 1997-84, Class PB
2,000,000	5.50	01/25/2008	1,899,360

			$ 7,473,040

Planned Amortization – Interest Only• – 0.8%
FHLMC Series 2205, Class PI
$ 4,424,000	7.50%	05/15/2027	$ 1,004,336

Principal Only° – 0.1%
FNMA Remic Trust Series G-35, Class N
$ 184,719	5.64%	10/25/2021	$ 147,504

Regular Floater CMOs# – 1.5%
FNMA Remic Trust 1993 138 Class FM
$ 2,000,000	9.47%	12/25/2021	$ 1,891,760

Sequential Fixed Rate CMOs – 3.1%
Citicorp Mortgage Securities, Inc. Series 1993-11, Class A6
$ 308,090	6.25%	09/25/2008	$ 298,783

FNMA Remic Trust Series 1998-58, Class VA
3,166,347	6.00	10/25/2008	3,035,101

GE Capital Mortgage Services, Inc. Series 1995-1, Class A8
533,720	8.40	02/25/2025	531,569

			$ 3,865,453

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Support – 2.6%
FHLMC Series 16, Class M
$ 898,262	7.00%	08/25/2023	$ 862,987

Housing Securities, Inc. Series 1994-1, Class A13
1,455,585	6.50	03/25/2009	1,382,806

Salomon Brothers Mortgage Securities VII Series 1996-6H, Class A1
1,000,000	6.00	09/30/2008	928,750

			$ 3,174,543

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 20,917,977

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $76,554,207)			$ 74,454,955

Agency Debentures – 15.2%

Federal Home Loan Bank
$ 1,000,000	5.68%	12/03/2007	$ 985,165

Federal National Mortgage Association
3,000,000	5.45	02/05/2004	2,905,218
3,000,000	6.00	02/19/2004	2,910,930
3,800,000	7.00	07/15/2005	3,868,936
1,490,000	7.25	01/15/2010	1,543,966

Small Business Administration
1,663,470	6.70	12/01/2016	1,631,632
1,370,387	7.15	03/01/2017	1,371,939
1,148,246	7.50	04/01/2017	1,166,616
647,124	7.30	05/01/2017	652,320
882,362	6.30	05/01/2018	845,746
894,432	6.30	06/01/2018	856,759

TOTAL AGENCY DEBENTURES
(Cost $18,755,633)			$ 18,739,227

Asset-Backed Securities – 12.2%

Auto – 0.3%
CPS Auto Grantor Trust Series 1996-3, Class A
$ 371,301	6.30%	08/15/2002	$ 369,044

Credit Card – 8.3%
Discover Card Master Trust I Series 1999-2, Class A
$ 2,500,000	5.90%	10/15/2004	$ 2,472,650

Discover Card Master Trust I Series 1999-6, Class A
3,000,000	6.85	07/17/2007	2,997,850

Fingerhut Master Trust Series 1998-2, Class A
2,750,000	6.23	02/15/2007	2,716,533

MBNA Master Credit Card Trust Series 1998-C, Class A #
2,000,000	6.70	11/15/2005	2,000,520

			$ 10,187,553

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Home Equity – 0.2%
First Franklin Mortgage Loan Series 1997-FF2, Class A #
$ 231,842	6.86%	08/25/2028	$ 231,819

Lease – 2.8%
AESOP Funding II LLC Series 1998-1, Class A†
$ 2,000,000	6.14%	05/20/2006	$ 1,922,640

First Sierra Receivables Series 1998-1, Class A4
1,600,000	5.63	08/12/2004	1,576,128

			$ 3,498,768

Manufactured Housing – 0.6%
Mid-State Trust Series 4, Class A
$ 706,587	8.33%	04/01/2030	$ 726,385

TOTAL ASSET-BACKED SECURITIES
(Cost $15,200,801)			$ 15,013,569

Insured Revenue Bond – 1.6%

New Jersey Economic Development Authority Series A
$ 2,000,000	7.43%	02/15/2029	$ 1,972,520

TOTAL INSURED REVENUE BOND
(Cost $2,000,000)			$ 1,972,520

U.S. Treasury Obligations – 10.9%

United States Treasury Interest-Only Stripped Securities•
$ 1,780,000	6.16%	05/15/2013	$ 846,157
2,100,000	6.17	02/15/2014	953,608

United States Treasury Principal-Only Stripped Securities°
2,590,000	6.17	11/15/2009	1,488,929
2,000,000	6.17	11/15/2018	682,518
4,450,000	6.16	05/15/2020	1,388,712
1,000,000	6.20	05/15/2021	294,009
1,000,000	6.11	11/15/2022	270,599
380,000	6.04	08/15/2025	88,410

United States Treasury Bond
400,000	6.88	08/15/2025	445,525

United States Treasury Notes
3,300,000	6.00	08/15/2009	3,334,267
2,700,000	8.75	08/15/2020	3,547,587

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,185,874)			$ 13,340,321

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
October 31, 2000
Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 16.1%

Joint Repurchase Agreement Account ∧ V
$ 19,800,000	6.62%	11/01/2000	$ 19,800,000

TOTAL REPURCHASE AGREEMENT
(Cost $19,800,000)			$ 19,800,000

TOTAL INVESTMENTS
(Cost $145,496,515)			$ 143,320,592

®
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

#	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

†
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of 144A securities amounted to $1,922,640 as of October 31, 2000.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on October 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Performance Summary
October 31, 2000

The following graph shows the value as of October 31, 2000, of a $10,000 investment made on January 5, 1994 (commencement of operations) in the Institutional shares of the Goldman Sachs Core Fixed Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C, and Service shares will vary from Institutional shares due to differences in fees and loads.

Core Fixed Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 5, 1994 to October 31, 2000.

Average Annual Total Return through October 31, 2000	Since Inception	Five Years	One Year

Class A shares (commenced May 1, 1997)
Excluding sales charges	6.08%	n/a	6.48%
Including sales charges	4.69%	n/a	1.67%

Class B shares (commenced May 1, 1997)
Excluding contingent deferred sales charges	5.30%	n/a	5.69%
Including contingent deferred sales charges	4.39%	n/a	0.41%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.60%	n/a	5.80%
Including contingent deferred sales charges	4.60%	n/a	4.74%

Institutional shares (commenced January 5, 1994)	6.22%	6.11%	6.90%

Service shares (commenced March 13, 1996)	5.89%	n/a	6.37%

GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments
October 31, 2000

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Bonds – 33.6%

Aerospace/Defense – 0.4%
Raytheon Co.
$ 250,000		6.45%	08/15/2002	$ 246,607
1,300,000		5.70	11/01/2003	1,247,870

				$ 1,494,477

Airlines – 0.9%
Continental Airlines, Inc.
$ 516,004		8.56%	07/02/2014	$ 538,455
333,968		7.26	03/15/2020	322,222

Northwest Airlines, Inc.
1,924,352		8.97	01/02/2015	1,956,585

NWA Trust
123,025		8.26	03/10/2006	123,644

US Airways, Inc.
514,802		6.76	04/15/2008	467,976

				$ 3,408,882

Automotive – 4.0%
Chrysler Financial Corp.
$ 430,000		6.09%	04/06/2001	$ 428,987

DaimlerChrysler NA Holding Corp.
260,000		6.67	02/15/2002	258,757
1,310,000		6.90	09/01/2004	1,298,049

Ford Capital BV
325,000		9.88	05/15/2002	337,980

Ford Motor Co.
785,000		6.63	10/01/2028	650,058

Ford Motor Credit Co.
1,685,000		6.00	01/14/2003	1,643,180
1,900,000		5.75	02/23/2004	1,811,715
1,190,000		6.70	07/16/2004	1,165,486

General Motors Acceptance Corp.
1,500,000		8.50	01/01/2003	1,540,847
1,400,000		7.48	02/28/2003	1,413,205
200,000		5.75	11/10/2003	192,529
1,450,000		6.85	06/17/2004	1,436,138

The Hertz Corp.
1,075,000		6.70	06/15/2002	1,066,303
1,200,000		6.00	01/15/2003	1,175,077
500,000		7.00	07/15/2003	499,740

				$ 14,918,051

Automotive Parts – 0.5%
TRW, Inc.
$ 65,000		6.50%	06/01/2002	$ 63,828
1,400,000	†	6.63	06/01/2004	1,338,550
550,000		6.05	01/15/2005	510,150

				$ 1,912,528

Broker Dealer – 0.1%
World Financial Properties†
$ 455,437		6.91%	09/01/2013	$ 441,169

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Commercial Banks – 4.9%
Bank of America Corp.
$ 400,000	7.50%	10/15/2002	$ 403,860
730,000	7.88	12/01/2002	742,324
1,200,000	9.20	05/15/2003	1,259,177
1,155,000	6.63	06/15/2004	1,137,204
700,000	6.38	05/15/2005	680,039
110,000	7.88	05/16/2005	112,912
430,000	7.25	10/15/2025	396,499

Citicorp
900,000	8.00	02/01/2003	918,450
1,200,000	7.20	06/15/2007	1,190,448

Dime Bancorp, Inc.
810,000	6.38	01/30/2001	806,209

First Union Corp.
500,000	7.10	08/15/2004	495,172

FleetBoston Financial Corp.
1,210,000	7.25	09/15/2005	1,209,806

Long Island Savings Bank
2,650,000	6.20	04/02/2001	2,642,562

Norwest Financial, Inc.
400,000	6.38	09/15/2002	396,705

Security Pacific Corp.
995,000	11.50	11/15/2000	996,295

The Bank of New York Co., Inc.
1,100,000	7.88	11/15/2002	1,123,944

The Money Store, Inc.
630,000	7.30	12/01/2002	634,709

Wells Fargo & Co.
2,440,000	6.63	07/15/2004	2,410,232

Wells Fargo Bank NA#
550,000	7.80	06/15/2010	564,930

			$ 18,121,477

Conglomerates – 0.6%
Tyco International Group SA
$ 475,000	5.88%	11/01/2004	$ 453,755
1,850,000	6.38	06/15/2005	1,790,010

			$ 2,243,765

Consumer Cyclicals – 0.2%
Cendant Corp.
$ 865,000	7.75%	12/01/2003	$ 839,003

Credit Card Banks – 0.6%
Capital One Bank
$ 1,450,000	6.38%	02/15/2003	$ 1,414,402
350,000	6.65	03/15/2004	339,433
100,000	8.25	06/15/2005	100,508

Capital One Financial Corp.
355,000	7.25	12/01/2003	348,461

			$ 2,202,804

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Electric – 1.1%
Calenergy, Inc.
$ 1,000,000	7.23%	09/15/2005	$ 988,614

Edison Mission Energy Funding Corp.†
90,687	6.77	09/15/2003	88,094

Niagara Mohawk Power Corp.
650,000	6.88	04/01/2003	646,627
400,000	7.38	08/01/2003	402,236
389,000	8.00	06/01/2004	397,415

Texas Utilities Electric Co.
1,500,000	6.75	04/01/2003	1,491,606

			$ 4,014,592

Energy – 1.6%
Enron Corp.†
$ 960,000	8.00%	08/15/2005	$ 975,325

Norsk Hydro ASA
460,000	7.15	01/15/2029	422,806

Occidental Petroleum Corp.
930,000	7.65	02/15/2006	944,701
375,000	7.20	04/01/2028	342,122

Osprey Trust/Osprey I, Inc.†
545,000	7.80	01/15/2003	545,217

Phillips Petroleum Co.
580,000	8.50	05/25/2005	611,873

The Williams Cos., Inc.
2,030,000	6.13	02/15/2002	1,988,168

			$ 5,830,212

Environmental – 0.6%
Republic Services, Inc.
$ 1,545,000	6.63%	05/15/2004	$ 1,469,623

Waste Management, Inc.#
700,000	6.13	07/15/2001	686,422

			$ 2,156,045

Finance Companies – 2.4%
Associates Corp. of North America
$ 950,000	5.75%	11/01/2003	$ 921,509
1,200,000	5.80	04/20/2004	1,154,804
1,000,000	6.00	07/15/2005	955,380

Comdisco, Inc.
2,410,000	6.13	01/15/2003	1,759,300

Heller Financial, Inc.
1,235,000	7.50	08/23/2002	1,236,013

Household Finance Corp.
900,000	5.88	11/01/2002	882,015
1,300,000	7.25	07/15/2003	1,303,628
900,000	6.00	05/01/2004	865,409

			$ 9,078,058

Food – 0.4%
Nabisco, Inc.#
$ 1,650,000	6.00%	02/15/2001	$ 1,638,763

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Insurance Companies – 1.2%
American General Finance Corp.
$ 1,200,000	7.49%	03/03/2003	$ 1,213,715
1,500,000	5.75	11/01/2003	1,448,361

AXA Financial, Inc.
690,000	7.75	08/01/2010	699,636

Conseco, Inc.
945,000	8.50	10/15/2002	741,825

MIC Financing Trust I†
360,000	8.38	02/01/2027	323,670

			$ 4,427,207

Media-Cable – 2.1%
Cox Communications, Inc.
$ 635,000	7.50%	08/15/2004	$ 637,532
220,000	7.75	08/15/2006	222,433
375,000	6.40	08/01/2008	346,676
520,000	6.80	08/01/2028	442,094

Lenfest Communications, Inc.
1,800,000	8.38	11/01/2005	1,872,358

Time Warner Entertainment Co.
850,000	9.63	05/01/2002	876,858

Time Warner, Inc.
1,100,000	7.98	08/15/2004	1,125,186
1,200,000	8.18	08/15/2007	1,249,128
1,000,000	6.85	01/15/2026	989,724

			$ 7,761,989

Media-Non Cable – 1.9%
Chancellor Media Corp. LA
$ 725,000	8.00%	11/01/2008	$ 726,813

J. Seagram & Sons, Inc.
1,050,000	6.25	12/15/2001	1,043,309

News America Holdings, Inc.
540,000	8.00	10/17/2016	511,666
55,000	8.15	10/17/2036	50,940

PanAmSat Corp.
880,000	6.13	01/15/2005	815,725

Viacom, Inc.
2,250,000	6.75	01/15/2003	2,236,252
455,000	7.75	06/01/2005	464,737
690,000	7.70	07/30/2010	703,531

Westinghouse Electric Corp.
665,000	6.88	09/01/2003	660,801

			$ 7,213,774

Mortgage Banks – 1.5%
Countrywide Capital Corp. III
$ 1,080,000	8.05%	06/15/2027	$ 957,530

Countrywide Funding Corp.
1,000,000	6.97	03/28/2003	994,964

Countrywide Home Loans, Inc.
400,000	6.45	02/27/2003	393,763
200,000	6.70	03/10/2005	193,856

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Mortgage Banks – (continued)
Homeside Lending, Inc.
$ 1,760,000	6.20%	05/15/2003	$ 1,722,850
1,360,000	6.75	08/01/2004	1,335,584

			$ 5,598,547

Paper – 0.3%
International Paper Co.†
$ 1,030,000	8.00%	07/08/2003	$ 1,046,887

REIT – 0.6%
Liberty Property LP
$ 115,000	7.10%	08/15/2004	$ 112,199

Meditrust Cos.
355,000	7.82	09/10/2026	291,100

Simon Property Group, Inc.
1,495,000	6.63	06/15/2003	1,455,651
500,000	6.75	02/09/2004	481,531

			$ 2,340,481

Retailers – 1.1%
Federated Department Stores, Inc.
$ 35,000	8.13%	10/15/2002	$ 34,922
700,000	8.50	06/15/2003	703,851

Sears Roebuck Acceptance Corp.
500,000	6.41	11/19/2002	494,135
1,600,000	6.00	03/20/2003	1,554,043
820,000	6.71	09/17/2003	806,522

The Pep Boys-Manny, Moe & Jack
550,000	6.75	03/10/2004	341,000

			$ 3,934,473

Supermarkets – 0.9%
Ahold Finance USA, Inc.
$ 490,000	8.25%	07/15/2010	$ 496,809

Fred Meyer, Inc.
700,000	7.38	03/01/2005	692,097
575,000	7.45	03/01/2008	555,902

Safeway, Inc.
1,565,000	6.05	11/15/2003	1,508,565

			$ 3,253,373

Telecommunications – 3.1%
360 Communications Co.
$ 1,015,000	7.13%	03/01/2003	$ 1,010,947

Bellsouth Capital Funding Corp.
675,000	7.88	02/15/2030	687,783

Deutsche Telekom International Finance B.V.
1,170,000	7.75	06/15/2005	1,189,910

GTE California, Inc.
370,000	7.65	03/15/2007	378,215
330,000	6.75	05/15/2027	294,000

GTE Corp.
330,000	6.94	04/15/2028	300,962

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Telecommunications – (continued)
MCI WorldCom, Inc.
$ 450,000	8.88%	01/15/2006	$ 463,571

Metronet Communications Corp.§
1,045,000	0.00/9.95	06/15/2008	856,900

New England Telephone & Telegraph Co.
200,000	7.65	06/15/2007	204,307

Qwest Capital Funding, Inc.†
700,000	7.75	08/15/2006	709,772

Sprint Capital Corp.
1,695,000	5.88	05/01/2004	1,617,305

Telecom de Puerto Rico†
470,000	6.15	05/15/2002	460,299
590,000	6.65	05/15/2006	561,574

US West Capital Funding, Inc.†
975,000	6.88	07/15/2028	858,187

Vodafone AirTouch PLC†
1,950,000	7.75	02/15/2010	1,979,815

			$ 11,573,547

Tobacco – 1.2%
Philip Morris Cos., Inc.
$ 550,000	8.75%	06/01/2001	$ 553,949
2,250,000	7.13	08/15/2002	2,226,598
500,000	7.50	04/01/2004	495,248

R.J. Reynolds Tobacco Holdings, Inc.
1,380,000	7.38	05/15/2003	1,307,012

			$ 4,582,807

Yankee Banks – 1.4%
Asian Development Bank
$ 2,000,000	5.82%	06/16/2028	$ 1,877,862

Bayerische Landesbank Girozentrale
600,000	5.88	12/01/2008	543,670

HSBC Holdings PLC
450,000	7.50	07/15/2009	449,640

Merita Bank Ltd.
650,000	6.50	04/01/2009	602,034

National Westminster Bank PLC
1,140,000	7.38	10/01/2009	1,127,893

Republic New York Corp.
440,000	7.75	05/15/2009	444,174

			$ 5,045,273

TOTAL CORPORATE BONDS
(Cost $127,462,240)			$ 125,078,184

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 2.2%

AID-Israel°
$ 6,000,000	6.58%	05/15/2023	$ 1,398,571

Federal National Mortgage Association
900,000	7.00	07/15/2005	916,327
3,690,000	7.25	01/15/2010	3,823,648

Small Business Administration
2,236,080	6.30	06/01/2018	2,141,898

TOTAL AGENCY DEBENTURES
(Cost $8,528,918)			$ 8,280,444

Asset-Backed Securities – 10.7%

Auto – 2.6%
Onyx Acceptance Auto Trust Series 1999-D, Class A4
$ 2,600,000	7.00%	11/15/2004	$ 2,613,702

Rental Car Finance Corp. Series 1997-1, Class A2†
2,500,000	6.45	08/25/2005	2,458,065

WFS Financial Owner Trust Series 2000-B, Class A4
4,500,000	7.84	02/20/2006	4,588,335

			$ 9,660,102

Credit Card – 3.4%
Citibank Credit Card Master Trust I Series 1999-7, Class A
$ 5,000,000	6.65%	11/15/2006	$ 4,969,149

Discover Card Master Trust I Series 1996-4, Class B#
850,000	7.17	10/16/2013	843,642

MBNA Master Credit Card Trust Series 2000-1, Class A
7,000,000	6.90	01/15/2008	7,036,610

			$ 12,849,401

Home Equity – 2.3%
Aames Mortgage Trust Series 1998-B, Class A6F
$ 3,500,000	6.46%	09/15/2028	$ 3,389,767

IMC Home Equity Loan Trust Series 1998-3, Class A8
5,200,000	6.34	08/20/2029	5,024,968

			$ 8,414,735

Lease – 0.9%
AESOP Funding II LLC Series 1998-1, Class A†
$ 3,400,000	6.14%	05/20/2006	$ 3,268,488

Manufactured Housing – 1.5%
Green Tree Financial Corp. Series 1997-6, Class A8
$ 3,197,138	7.07%	01/15/2029	$ 3,071,203

Mid-State Trust Series 4, Class A
2,355,289	8.33	04/01/2030	2,421,284

			$ 5,492,487

TOTAL ASSET-BACKED SECURITIES
(Cost $40,175,631)			$ 39,685,213

Principal Amount	Interest Rate	Maturity Date	Value

Emerging Market Debt – 2.2%

Korea Electric Power Corp.
760,000	7.75%	04/01/2013	$ 697,685

Pemex Finance Ltd.
600,000	8.02	05/15/2007	615,462
700,000	9.15	11/15/2018	775,084

Republic of Korea
1,110,000	8.88	04/15/2008	1,157,175

Republic of Poland#
780,000	3.50	10/27/2024	487,988
1,360,000	4.25	10/27/2024	924,800

State of Qatar
370,000	9.50	05/21/2009	371,850
250,000	9.75 †	06/15/2030	241,250
460,000	9.75	06/15/2030	443,900

United Mexican States
760,000	10.38	02/17/2009	804,650
560,000	9.88	02/01/2010	582,050

YPF Sociedad Anonima
48,444	7.00	10/26/2002	47,899
874,313	7.50	10/26/2002	874,313

TOTAL EMERGING MARKET DEBT
(Cost $7,974,841)			$ 8,024,106

Foreign Debt Obligations € – 5.1%

Euro Currency – 4.0%
Federal Republic of Germany
EUR 8,700,000	5.25%	07/04/2010	$ 7,397,072

Republic of France
8,900,000	5.00	07/12/2005	7,501,941

			$ 14,899,013

New Zealand – 1.1%
Government of New Zealand
NZD 9,600,000	8.00	11/15/2006	$ 4,063,211

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $19,901,606)			$ 18,962,224

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 41.4%

Federal Home Loan Mortgage Corp. (FHLMC) – 5.9%
$ 106,648	7.00%	10/01/2017	$ 105,543
3,578,396	6.00	09/01/2028	3,364,265
953,226	6.00	11/01/2028	896,185
1,927,251	6.00	01/01/2029	1,811,924
6,392,239	8.00	06/01/2030	6,479,877
2,601,311	8.00	07/01/2030	2,636,975
2,999,918	8.00	08/01/2030	3,041,047
3,646,696	8.00	09/01/2030	3,696,692

			$ 22,032,508

Federal National Mortgage Association (FNMA) – 12.6%
$ 3,985,944	6.00%	01/01/2019	$ 3,806,338
61,254	6.50	02/01/2026	59,066
977,361	7.00	04/01/2026	960,569
161,622	6.50	08/01/2026	156,324
144,502	6.50	09/01/2027	139,297
51,420	6.50	11/01/2027	49,584
254,130	6.00	04/01/2028	238,824
234,414	6.50	04/01/2028	225,590
1,766,084	6.50	06/01/2028	1,699,609
33,496	6.00	09/01/2028	31,479
1,063,065	6.50	09/01/2028	1,023,052
36,553	6.00	10/01/2028	34,351
344,683	6.00	11/01/2028	323,923
3,907,782	6.00	12/01/2028	3,672,416
5,586,633	6.00	01/01/2029	5,250,150
380,606	6.50	01/01/2029	366,033
1,722,411	6.00	02/01/2029	1,616,371
243,529	6.50	02/01/2029	234,205
809,176	7.00	02/01/2029	793,567
425,334	6.00	03/01/2029	399,716
396,979	6.50	03/01/2029	381,779
567,015	7.00	03/01/2029	556,259
324,831	6.00	04/01/2029	305,266
3,439,070	6.50	04/01/2029	3,307,691
140,763	6.00	05/01/2029	132,047
449,266	6.50	05/01/2029	432,064
700,904	7.00	05/01/2029	687,608
719,891	6.50	06/01/2029	692,327
370,546	6.50	07/01/2029	356,358
259,994	6.00	10/01/2029	245,647
587,534	7.00	12/01/2029	576,200
421,890	7.00	01/01/2030	413,886
492,144	7.50	02/01/2030	491,460
408,931	7.00	04/01/2030	401,043
448,461	8.50	04/01/2030	458,296
1,279,013	8.50	07/01/2030	1,315,001
178,374	8.50	09/01/2030	182,285
973,486	8.50	10/01/2030	994,835
2,000,000	6.50	TBA-30 yr®	1,921,880
1,000,000	7.00	TBA-30 yr®	979,690
9,000,000	8.00	TBA-30 yr®	9,098,460
2,026,514	8.50	TBA-30 yr®	2,070,854

			$ 47,081,400

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Government National Mortgage Association (GNMA) – 10.6%
$ 148,788	8.00%	02/15/2017	$ 152,467
503,353	6.50	06/15/2023	489,128
604,765	7.00	07/15/2023	598,995
527,192	6.50	08/15/2023	512,293
1,101,722	6.50	09/15/2023	1,070,588
3,539,184	6.50	10/15/2023	3,439,166
393,021	7.00	10/15/2023	389,118
3,291,600	6.50	11/15/2023	3,198,579
9,279,674	6.50	12/15/2023	9,017,431
1,016,145	6.50	01/15/2024	987,144
544,639	6.50	02/15/2024	529,095
402,662	6.50	03/15/2024	391,170
2,925,448	6.50	04/15/2024	2,841,956
1,321,874	6.50	05/15/2024	1,284,147
27,860	6.50	02/15/2026	27,029
2,736,827	6.50	03/15/2026	2,655,160
2,000,000	7.00	08/20/2027	1,964,064
88,408	7.00	02/15/2028	87,247
480,854	6.50	07/15/2028	464,606
35,940	7.00	09/15/2028	35,467
43,690	7.00	01/15/2029	43,102
79,447	7.00	04/15/2029	78,380
167,381	7.00	05/15/2029	165,131
40,232	7.00	07/15/2029	39,691
808,963	7.00	10/15/2029	798,090
612,856	7.50	10/15/2029	615,430
841,784	7.00	11/15/2029	830,470
1,071,358	7.50	11/15/2029	1,075,858
816,165	8.00	12/15/2029	829,975
759,176	8.00	01/15/2030	771,793
24,947	8.00	06/15/2030	25,361
1,645,595	8.00	07/15/2030	1,672,945
354,405	8.00	08/15/2030	360,295
953,788	7.00	TBA-30 yra	1,963,438

			$ 39,404,809

Collateralized Mortgage Obligations – 12.2%

Inverse Floater# – 1.7%
FHLMC Series 1684, Class QC
$ 2,937,930	8.63%	03/15/2024	$ 2,731,340

FNMA Remic Trust Series 1993-138, Class SM
3,000,000	9.47	12/25/2021	3,049,554

Prudential Home Mortgage Securities Co. Series 1992-99, Class A5
720,753	5.33	12/25/2007	704,580

			$ 6,485,474

IOette• # – 0.1%
FNMA Series 1992-24, Class N
$ 12,149	14.89%	03/25/2007	$ 193,794

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Non-Agency CMOs – 3.9%
Asset Securitization Corp. Series 1997-D4, Class A1D
$ 900,000	7.49%	04/14/2029	$ 917,314

Commercial Mortgage Acceptance Corp. Series 1998-C1, Class A2
2,200,000	6.49	05/15/2008	2,120,665

CS First Boston Mortgage Sercurities Corp. Series 1997-C2, Class A3
3,250,000	6.55	11/17/2007	3,154,879

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
600,000	7.30	12/18/2006	607,832

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C2, Class A2
1,075,000	6.60	05/18/2007	1,060,578

JP Morgan Commercial Mortgage Finance Corp. Series 1999- C8, Class A2
3,000,000	7.40	07/15/2031	3,044,518

Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
3,690,000	6.39	02/15/2030	3,553,544

			$ 14,459,330

Planned Amortization Class (PAC) CMOs – 1.4%
FHLMC Series 2055, Class OD
$ 3,000,000	6.00%	01/15/2012	$ 2,876,670

FHLMC Series 2149, Class TF
1,250,000	6.50	05/15/2024	1,216,200

FNMA Remic Trust Series 1999-28, Class PL
1,000,000	6.00	01/25/2028	931,484

			$ 5,024,354

Regular Floater CMOs# – 2.7%
FHLMC Series 1632, Class FB
$ 3,833,333	7.83%	11/15/2023	$ 3,925,966

FNMA Remic Trust 1993 138 Class FM
6,500,000	5.13	12/25/2021	6,148,220

			$ 10,074,186

Sequential Fixed Rate CMOs – 1.0%
Residential Funding Mortgage Securities I Series 1998-S2, Class A3
$ 4,000,000	7.00%	01/25/2028	$ 3,741,240

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Support – 1.4%
Countrywide Funding Corp. Series 1993-2, Class A5A
$ 2,398,914	6.50%	10/25/2008	$ 2,327,378

Federal National Mortgage Association
3,250,455	6.25	03/25/2029	3,039,176

			$ 5,366,554

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 45,344,932

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $153,595,783)			$ 153,863,649

Sovereign Credit – 1.1%

Province of Quebec
$ 2,935,000	7.50%	07/15/2023	$ 2,913,651
320,000	5.74 #	03/02/2026	318,433
595,000	7.50	09/15/2029	601,547

Province of Saskatchewan
275,000	8.50	07/15/2022	310,095

TOTAL SOVEREIGN CREDIT
(Cost $4,280,368)			$ 4,143,726

U.S. Treasury Obligations – 3.7%

United States Treasury Interest-Only Stripped Security•
$ 2,600,000	6.02%	05/15/2008	$ 1,681,001

United States Treasury Principal-Only Stripped Securities°
11,880,000	6.17	11/15/2009	6,829,527
560,000	6.18	05/15/2018	196,884
1,780,000	6.18	05/15/2020	555,483
2,100,000	6.06	11/15/2024	507,043
4,710,000	6.04	08/15/2025	1,095,824
13,330,000	6.01	08/15/2026	2,931,520

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,361,064)			$ 13,797,282

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
October 31, 2000

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 1.4%

Joint Repurchase Agreement Account_V
$ 5,100,000	6.62%	11/01/2000	$ 5,100,000

TOTAL REPURCHASE AGREEMENT
(Cost $5,100,000)			$ 5,100,000

TOTAL INVESTMENTS
(Cost $380,380,451)			$ 376,934,828

†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $15,296,362 as of October 31, 2000.

#	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

a
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to amortization of related premiums.

§	These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

°	This security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

€	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

EUR = Euro currency
NZD = New Zealand Dollar

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

V	Joint repurchase agreement was entered into on October 31, 2000.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Performance Summary
October 31, 2000

The following graph shows the value as of October 31, 2000, of a $10,000 investment made on September 1, 1991 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Global Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the J.P. Morgan Global Government Bond Index hedged to U.S. Dollars (the “J.P. Morgan GGB Index - $ Hedged”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

Global Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1991 to October 31, 2000.(a)

$22,000
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Class A Shares
J.P. Morgan GGB Index-$ Hedged
$21,184
$17,999
9/1/91
10/91
10/92
10/93
10/94
10/95
10/96
10/97
10/98
10/99
10/00

Average Annual Total Return through October 31, 2000	Since Inception	Five Years	One Year

Class A shares (commenced August 2, 1991)
Excluding sales charges	7.24%	7.17%	5.58%
Including sales charges	6.70%	6.19%	0.84%

Class B shares (commenced May 1, 1996)
Excluding contingent deferred sales charges	6.43%	n/a	5.14%
Including contingent deferred sales charges	5.98%	n/a	-0.04%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.23%	n/a	5.13%
Including contingent deferred sales charges	5.23%	n/a	4.09%

Institutional shares (commenced August 1, 1995)	8.30%	7.80%	6.27%

Service shares (commenced March 12, 1997)	6.10%	n/a	5.76%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments
October 31, 2000

Principal AmountÎ	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – 61.2%

British Pound Sterling – 6.4%
Abbey National Treasury
GBP 4,000,000	8.00%	04/02/2003	$ 5,999,478

Eastern Electricity PLC
550,000	8.38	03/31/2004	829,312

General Motors Acceptance Corp.
450,000	6.50	03/23/2004	646,071

Lehman Brothers Holdings PLC
2,900,000	6.95	06/22/2004	4,193,000

Lloyds Bank PLC
2,900,000	7.75	06/18/2007	4,513,345

North American Capital Corp.
1,300,000	8.25	11/17/2003	1,934,201

Royal Bank of Scotland PLC
1,500,000	8.38	01/29/2007	2,342,415

United Kingdom Treasury
1,400,000	7.25	12/07/2007	2,245,374
2,300,000	9.00	08/06/2012	4,444,023
1,500,000	8.00	06/07/2021	3,093,787
3,700,000	6.00	12/07/2028	6,550,658

Vodafone AirTouch PLC
1,500,000	7.50	03/19/2004	2,220,684

			$ 39,012,348

Canadian Dollar – 2.2%
Government of Canada
CAD 20,800,000	5.50%	06/01/2009	$ 13,294,162

Danish Krone – 1.8%
Kingdom of Denmark
DKK 69,000,000	8.00%	05/15/2003	$ 8,311,134
22,000,000	8.00	03/15/2006	2,790,028

			$ 11,101,162

Euro Currency – 25.8%
Countrywide Home Loans, Inc.
EUR 2,500,000	4.13%	07/22/2002	$ 2,059,863

Federal Republic of Germany
2,450,000	6.00	07/04/2007	2,165,394
100,000	4.50	07/04/2009	80,638

General Motors Acceptance Corp.†
4,800,000	5.00	01/18/2005	3,935,808

Government of France
21,800,000	4.50	07/12/2002	18,303,393
34,000,000	3.50	07/12/2004	27,385,873
18,400,000	6.50	10/25/2006	16,618,945
9,800,000	5.50	04/25/2010	8,397,999
900,000	8.50	10/25/2019	1,013,942
17,500,000	5.50	04/25/2029	14,431,366

Kingdom of Belgium
4,300,000	6.50	03/31/2005	3,805,680
4,300,000	4.75	09/28/2005	3,552,283

Osprey Trust†
2,900,000	6.38	01/15/2003	2,466,601

Principal AmountÎ	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)

Euro Currency – (continued)
Republic of Italy
EUR 21,900,000	3.25%	04/15/2004	$ 17,387,869
13,810,000	4.25	11/01/2009	10,663,777
18,100,000	6.50	11/01/2027	16,417,272

Standard Chartered Bank PLC
1,449,000	5.38	05/06/2009	1,112,979

Tecnost International NV
3,800,000	6.58	07/30/2009	2,989,741

Tyco International Group SA
6,120,000	6.13	04/04/2007	5,086,242

			$ 157,875,665

German Mark – 1.3%
Citicorp
DEM 4,500,000	6.25%	09/19/2009	$ 1,919,783
1,100,000	5.50	06/30/2010	441,436

Gallaher Group
5,266,306	5.88	08/06/2008	4,183,305

Royal Bank of Scotland PLC
3,700,000	5.25	07/22/2008	1,516,132

			$ 8,060,656

Greek Drachma – 1.9%
Republic of Greece
GRD 4,650,000,000	6.30%	01/29/2009	$ 11,852,759

Japanese Yen – 18.7%
European Investment Bank
JPY 200,000,000	2.13%	09/20/2007	$ 1,905,692
Government of Japan
1,000,000,000	1.10	06/20/2005	9,179,031
2,200,000,000	1.20	09/20/2005	20,236,815
7,480,000,000	0.90	12/22/2008	64,473,125
250,000,000	1.50	03/20/2019	1,964,693
820,000,000	2.40	02/20/2030	6,869,844

International Bank for Reconstruction & Development
430,000,000	2.00%	02/18/2008	4,085,597

Oesterreichische Kontrollbank AG
180,000,000	1.80	03/22/2010	1,647,785

Republic of Italy
390,000,000	3.75	06/08/2005	3,998,405

			$ 114,360,987

New Zealand Dollar – 2.0%
Government of New Zealand
NZD 28,300,000	8.00	11/15/2006	$ 11,978,008

Swedish Krona – 1.1%
Kingdom of Sweden
SEK 72,000,000	3.50	04/20/2006	$ 6,676,113

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $408,355,481)			$ 374,211,860

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – 9.4%

Aerospace/Defense – 0.0%
Raytheon Co.
USD 310,000	5.70%	11/01/2003	$ 297,569

Airlines – 0.2%
Continental Airlines, Inc.
USD 282,608	6.54%	09/15/2009	$ 269,713

Northwest Airlines, Inc.
236,290	8.07	01/02/2015	234,929
229,090	8.97	01/02/2015	232,927
261,909	7.67	07/02/2016	256,904

			$ 994,473

Automotive – 1.0%
Chrysler Financial Corp.
USD 445,000	6.09%	04/06/2001	$ 443,952

Ford Motor Credit Co.
510,000	6.00	01/14/2003	497,342
185,000	5.75	02/23/2004	176,404
3,500,000	7.60	08/01/2005	3,523,163

General Motors Acceptance Corp.
610,000	5.75	11/10/2003	587,215
160,000	6.85	06/17/2004	158,470

The Hertz Corp.
485,000	6.70	06/15/2002	481,076
250,000	6.00	01/15/2003	244,808

			$ 6,112,430

Automotive Parts – 0.1%
TRW, Inc.
USD 375,000	6.63%	06/01/2004	$ 358,540

Commercial Banks – 1.0%
Bank of America Corp.
USD 300,000	9.20%	05/15/2003	$ 314,794
2,000,000	6.63	06/15/2004	1,969,184
200,000	6.38	05/15/2005	194,297
200,000	7.88	05/16/2005	205,295
150,000	7.25	10/15/2025	138,314

Citicorp
300,000	8.00	02/01/2003	306,150
100,000	7.20	06/15/2007	99,204

DBS Group Holdings Ltd.
1,000,000	7.88	08/10/2009	1,008,297

Dime Bancorp, Inc.
215,000	6.38	01/30/2001	213,994

FleetBoston Financial Corp.
265,000	7.25	09/15/2005	264,958

Long Island Savings Bank
300,000	7.00	06/13/2002	299,515

The Bank of New York Co., Inc.
175,000	8.50	12/15/2004	184,116

The Money Store, Inc.
225,000	7.30	12/01/2002	226,682

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Commercial Banks – (continued)
Wells Fargo & Co.
USD 360,000	6.63%	07/15/2004	$ 355,608

Wells Fargo Bank #
160,000	7.80	06/15/2010	164,343

			$ 5,944,751

Conglomerates – 0.1%
Tyco International Group SA
USD 385,000	5.88%	11/01/2004	$ 367,780
190,000	6.38	06/15/2005	183,839

			$ 551,619

Consumer Cyclicals – 0.0%
Cendant Corp.
USD 165,000	7.75%	12/01/2003	$ 160,041

Credit Card Banks – 0.1%
Capital One Bank
USD 180,000	6.48%	06/28/2002	$ 177,524
300,000	6.65	03/15/2004	290,943

			$ 468,467

Electric – 0.1%
Mid American Energy Holdings Corp.
USD 200,000	7.23%	09/15/2005	$ 197,723

Niagara Mohawk Power Corp.
250,000	6.88	04/01/2003	248,702
275,000	8.00	06/01/2004	280,949

			$ 727,374

Energy – 0.2%
Enron Corp.†
USD 190,000	8.00%	08/15/2005	$ 193,033

Norsk Hydro ASA
60,000	7.15	01/15/2029	55,148

Occidental Petroleum Corp.
190,000	7.65	02/15/2006	193,003
90,000	7.20	04/01/2028	82,110

Phillips Petroleum Co.
130,000	8.50	05/25/2005	137,144
The Williams Cos., Inc.
200,000	6.13	02/01/2001	199,359
390,000	6.13	02/15/2012	381,963

			$ 1,241,760

Environmental – 0.1%
Republic Services, Inc.
USD 370,000	6.63%	05/15/2004	$ 351,948

Waste Management, Inc. #
300,000	6.13	07/15/2001	294,181

			$ 646,129

Finance Companies – 1.1%
Associates Corp. of North America
USD 750,000	5.75%	11/01/2003	$ 727,507

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
October 31, 2000

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Finance Companies – (continued)
Beneficial Corp.
USD 500,000	6.43%	04/10/2002	$ 496,051

Comdisco, Inc.
450,000	6.13	01/15/2003	328,500

Heller Financial, Inc.
245,000	7.50	08/23/2002	245,201

Household Financial Corp.
4,000,000	6.00	05/01/2004	3,846,260
200,000	8.00	05/09/2005	204,587
1,000,000	8.00	07/15/2010	1,011,351

			$ 6,859,457

Food – 0.1%
Nabisco, Inc. #
USD 700,000	6.00%	02/15/2001	$ 695,233

Insurance Companies – 0.4%
American General Finance Corp.
USD 490,000	5.75%	11/01/2003	$ 473,131

AXA Financial, Inc.
135,000	7.75	08/01/2010	136,885

Conseco, Inc.
200,000	8.50	10/15/2002	157,000

Prudential Insurance Co. of America
1,900,000	6.38	07/23/2006	1,799,931

			$ 2,566,947

Media-Cable – 0.3%
Cox Communications, Inc.
USD 125,000	7.50%	08/15/2004	$ 125,498
45,000	7.75	08/15/2006	45,498
75,000	6.40	08/01/2008	69,335
105,000	6.80	08/01/2028	89,269

Lenfest Communications, Inc.
350,000	8.38	11/01/2005	364,070

Time Warner Entertainment Co.
900,000	9.63	05/01/2002	928,437

Time Warner, Inc.
175,000	8.11	08/15/2006	181,334
250,000	6.85	01/15/2026	247,431

			$ 2,050,872

Media-Non Cable – 0.3%
AMFM, Inc.
USD 145,000	8.00%	11/01/2008	$ 145,363

CBS Corp.
170,000	6.88	09/01/2003	168,927

J. Seagram & Sons, Inc.
175,000	6.25	12/15/2001	173,885

News America Holdings, Inc.
200,000	7.43	10/01/2026	194,592

PanAmSat Corp.
165,000	6.13	01/15/2005	152,948

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Media-Non Cable – (continued)
Paramount Communications, Inc.
300,000	7.50%	01/15/2002	$ 300,929

Viacom, Inc.
450,000	7.75	06/01/2005	459,630

			$ 1,596,274

Mortgage Banks – 0.2%
Countrywide Home Loans, Inc.
USD 450,000	6.45%	02/27/2003	$ 442,983
200,000	6.84	10/22/2004	195,668

Homeside Lending, Inc.
400,000	6.20	05/15/2003	391,557

			$ 1,030,208

Paper – 0.0%
International Paper Co.†
USD 185,000	8.00%	07/08/2003	$ 188,033

REIT – 0.2%
Chelsea GCA Realty, Inc.
USD 250,000	7.75%	01/26/2001	$ 249,803

Liberty Property LP
235,000	6.97	12/11/2003	230,009

Simon Property Group LP
450,000	6.63	06/15/2003	438,156

			$ 917,968

Retailers – 0.1%
Federated Department Stores, Inc.
USD 175,000	8.13%	10/15/2002	$ 174,609

Sears Roebuck Acceptance Corp.
240,000	6.72	09/17/2003	236,887

The Pep Boys-Manny, Moe & Jack
225,000	6.75	03/10/2004	139,500

			$ 550,996

Supermarkets – 0.7%
Ahold Finance USA, Inc.
USD 3,720,000	8.25%	07/15/2010	$ 3,771,689

Fred Meyer, Inc.
325,000	7.38	03/01/2005	321,331

Safeway, Inc.
315,000	5.88	11/15/2001	310,681
170,000	6.05	11/15/2003	163,870

			$ 4,567,571

Telecommunications – 0.5%
360 Communications Co.
USD 300,000	7.13%	03/01/2003	$ 298,802

AT&T Canada, Inc. §
240,000	0.00/9.95	06/15/2008	196,800

Bellsouth Capital Funding Corp.
140,000	7.88	02/15/2030	142,651

Deutsche Telekom International Finance B.V.
255,000	7.75	06/15/2005	259,339

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Telecommunications – (continued)
GTE California, Inc.
USD 80,000	7.65%	03/15/2007	$ 81,776
65,000	6.75	05/15/2027	57,909

GTE Corp.
70,000	6.94	04/15/2028	63,840

MCI WorldCom, Inc.
200,000	6.13	08/15/2001	198,140
160,000	6.40	08/15/2005	154,087

New England Telephone & Telegraph Co.
35,000	7.65	06/15/2007	35,754

QWest Communications, Inc.
300,000	7.20	11/01/2004	298,919

Sprint Capital Corp.
420,000	5.88	05/01/2004	400,748

Tele-Communications, Inc.
280,000	8.25	01/15/2003	288,464

Telecom de Puerto Rico†
135,000	6.15	05/15/2002	132,214
155,000	6.65	05/15/2006	147,532

US West Capital Funding, Inc.†
150,000	6.88	07/15/2028	132,029

Vodafone AirTouch PLC†
360,000	7.75	02/15/2010	365,505

			$ 3,254,509

Tobacco – 0.6%
Imperial Tobacco Overseas BV
USD 2,800,000	7.13%	04/01/2009	$ 2,561,768

Philip Morris Cos., Inc.
180,000	9.00	01/01/2001	180,328
100,000	8.75	06/01/2001	100,718
350,000	7.50	04/01/2004	346,674
95,000	6.95	06/01/2006	94,433

R.J. Reynolds Tobacco Holdings, Inc.†
285,000	7.38	05/15/2003	269,926

			$ 3,553,847

Yankee Banks – 2.0%
Asian Development Bank
USD 4,000,000	5.82%	06/16/2028	$ 3,755,724

Bayerische Landesbank Girozentrale
250,000	5.88	12/01/2008	226,529

HSBC Holdings PLC
90,000	7.50	07/15/2009	89,928

Merita Bank Ltd.
1,010,000	6.50	04/01/2009	944,449

National Australia Bank Ltd.
3,000,000	8.60	05/19/2010	3,185,124

National Westminster Bank PLC
1,000,000	7.38	10/01/2009	989,380

Nordbanken AB† #
1,200,000	8.95	11/29/2049	1,213,850

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Yankee Banks – (continued)
Republic New York Corp.
USD 85,000	7.75%	05/15/2009	$ 85,806

Sparebanken Rogaland† #
1,800,000	9.20	08/18/2009	1,844,831

			$ 12,335,621

TOTAL CORPORATE BONDS
(Cost $58,956,267)			$ 57,670,689

Agency Debentures – 0.1%

Federal National Mortgage Association
USD 820,000	7.25%	01/15/2010	$ 849,700

TOTAL AGENCY DEBENTURES
(Cost $855,051)			$ 849,700

Asset-Backed Securities – 2.6%

Auto – 0.7%
Arcadia Automobile Receivables Series 1999-C, Class A3
USD 1,087,562	7.20%	06/15/2007	$ 1,095,816
Rental Car Finance Corp. Series 1997-1, Class A2†
2,000,000	6.45	08/25/2005	1,966,452
WFS Financial Owner Trust Series 2000-B, Class A4
1,500,000	7.84	02/20/2006	1,529,445

			$ 4,591,713

Credit Card – 0.2%
Fingerhut Master Trust Series 1998-2, Class A
USD 1,000,000	6.23%	02/15/2007	$ 987,830

Home Equity – 0.9%
American Business Financial Services Series 1998-2, Class A6
USD 2,250,000	6.46%	09/25/2029	$ 2,185,313
BankBoston Home Equity Loan Trust Series 1998-2, Class A7
1,750,000	6.14	06/25/2013	1,663,655
Saxon Asset Securities Trust Series 1998-1, Class AF6
1,500,000	6.52	11/25/2027	1,457,610

			$ 5,306,578

Lease – 0.3%
AESOP Funding II LLC Series 1998-1, Class A†
USD 1,000,000	6.14%	05/20/2006	$ 961,320
First Sierra Receivables Series 1998-1, Class A4
900,000	5.63	08/12/2004	886,572

			$ 1,847,892

Manufactured Housing – 0.2%
Mid-State Trust Series 4, Class A
USD 1,046,795	8.33%	04/01/2030	$ 1,076,126

Student Loans – 0.3%
Union Financial Services Series 1998-A, Class A9
USD 2,000,000	5.73%	12/01/2005	$ 1,905,740

TOTAL ASSET-BACKED SECURITIES
(Cost $16,015,786)			$ 15,715,879

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
October 31, 2000

Principal AmountÎ		Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 3.8%

Federal Home Loan Mortgage Corp. (FHLMC) – 0.4%
USD	670,949	6.00%	09/01/2028	$ 630,800
953,226		6.00	11/01/2028	896,185
188,170		8.00	06/01/2030	190,750
811,830		8.00	08/01/2030	822,733

				$ 2,540,468

Federal National Mortgage Association (FNMA) – 0.1%
USD	701,520	6.00%	01/01/2029	$ 659,267
61,908		6.00	05/01/2029	58,180

				$ 717,447

Government National Mortgage Association (GNMA) – 0.9%
USD	52,375	9.00%	03/15/2005	$ 53,733
88,892		9.00	02/15/2006	91,198
284,308		9.00	02/15/2010	290,705
596,914		6.00	01/15/2011	579,210
448,774		7.00	07/15/2023	444,462
499,508		7.00	08/15/2023	494,708
266,971		7.00	09/15/2023	264,406
376,511		7.00	10/15/2023	372,892
213,712		7.00	11/15/2023	211,658
1,396,041		6.00	11/15/2028	1,317,429
3,122,506		6.00	12/15/2028	2,947,560

				$ 7,067,961

Collateralized Mortgage Obligations – 2.4%
Inverse Floater# – 0.2%
FNMA Remic Trust Series 1994-13, Class SH USD
USD	962,660	5.09%	02/25/2009	$ 835,406

GE Capital Mortgage Services, Inc. Series 1994-2, Class A9
564,879		3.21	01/25/2009	499,455

				$ 1,334,861

Non-Agency CMOs – 0.4%
Asset Securitization Corp. Series 1997-D5, Class A1B
USD	450,000	6.66%	02/14/2041	$ 444,226

Chase Commercial Mortgage Securities Corp. Series 1997-1, Class A2
300,000		7.37	02/19/2007	304,973

First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
200,000		7.30	12/18/2006	202,611

GMAC Commercial Mortgage Securities, Inc. Series 1997-C1, Class A2
450,000		6.85	09/15/2006	448,475

Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
750,000		6.39	02/15/2030	722,265

				$ 2,122,550

Planned Amortization Class (PAC) CMOs – 0.4%
Federal Home Loan Mortgage Corp. Series 1623, Class PG
USD	3,000,000	3.00%	07/15/2021	$ 2,607,180

Principal AmountÎ		Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Regular Floater CMOs# – 0.3%
FNMA Series 1993-203, Class FA
USD	1,804,343	7.88%	10/25/2023	$ 1,843,781

Sequential Fixed Rate CMOs – 0.4%
FHLMC Series 2152, Class AB
USD	2,703,930	6.25%	01/15/2026	$ 2,617,810

Support — 0.5%
GE Capital Mortgage Services, Inc. Series 1994-6, Class A9
USD	3,179,229	6.50%	09/25/2022	$ 3,072,883

Target Amortization Class (TAC) – 0.2%
Countrywide Funding Corp. Series 1994-2, Class A10A
USD	1,000,000	6.50%	02/25/2009	$ 984,200

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS				$ 14,583,265

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $25,160,956)				$ 24,909,141

Sovereign Credit – 0.1%

Province of Quebec
USD	585,000	7.50%	07/15/2023	$ 580,745
80,000		5.74 #	03/02/2026	79,608

Province of Saskatchewan
65,000		8.50	07/15/2022	73,295

TOTAL SOVEREIGN CREDIT
(Cost $779,205)				$ 733,648

U.S. Treasury Obligations – 16.2%

United States Inflation-Indexed Treasury Note
USD	5,986,120	3.63%	01/15/2008	$ 5,890,719

United States Treasury Interest-Only Stripped Securities •
300,000		6.15	02/15/2013	145,002
400,000		6.17	02/15/2014	181,639

United States Treasury Principal-Only Stripped Securities°
1,520,000		6.17	11/15/2009	873,812
1,690,000		6.17	11/15/2018	576,728
6,210,000		6.16	05/15/2020	1,937,948
1,000,000		6.20	05/15/2021	294,009
1,000,000		6.11	11/15/2022	270,599
2,070,000		6.06	11/15/2024	499,799
2,400,000		6.04	08/15/2025	558,382
1,500,000		6.01	08/15/2026	329,879
3,710,000		6.00	11/15/2026	803,990

United States Treasury Bonds
8,900,000		8.13	08/15/2019	10,997,018
800,000		8.75	08/15/2020	1,051,137
1,000,000		6.88	08/15/2025	1,113,813
900,000		6.75	08/15/2026	990,562
12,000,000		5.25	02/15/2029	10,935,516
9,100,000		6.25	05/15/2030	9,692,920

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Notes
USD 2,800,000	5.88%	11/15/2004	$ 2,802,632
40,900,000	7.00	07/15/2006	43,115,349
6,300,000	6.00	08/15/2009	6,365,419

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $97,787,481)			$ 99,426,872

Short-Term Obligation – 1.6%

State Street Bank & Trust Euro-Time Deposit ∧
USD 9,552,000	6.56%	11/01/2000	$ 9,552,000

TOTAL SHORT-TERM OBLIGATION
(Cost $9,552,000)			$ 9,552,000

TOTAL INVESTMENTS
(Cost $617,462,227)			$ 583,069,789

Î	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

CAD	= Canadian Dollar
DKK	= Danish Krone
DEM	= German Mark
EUR	= Euro Currency
GBP	= Great Britain Pound
GRD	= Greek Drachma
JPY	= Japanese Yen
NZD	= New Zealand Dollar
SEK	= Swedish Krona
USD	= United States Dollar

†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $11,972,303 as of October 31, 2000.

#	Variable rate security. Coupon rate disclosed is that which is in effect at October 31, 2000.

§	These securities are issued with a zero coupon rate which increases to the stated rate at a set date in the future.

•	Represents security with notional or nominal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Assets and Liabilities
October 31, 2000

Enhanced Income Fund

Assets:

Investment in securities, at value (identified cost $166,278,379, $202,190,723, $184,967,807, $125,696,515, $375,280,451 and $617,462,227)	$166,422,660
Repurchase Agreement	1,300,000
Cash, at value	10,120
Receivables:
Investment securities sold	5,012,138
Interest, at value	1,783,930
Fund shares sold	180,544
Forward foreign currency exchange contracts	—
Variation margin	1,688
Reimbursement from adviser	117,724
Other assets	—

Total assets	174,828,804

Liabilities:

Due to bank	—
Payables:
Investment securities purchased	5,810,958
Income distribution	20,071
Fund shares repurchased	—
Amounts owed to affiliates	27,864
Forward foreign currency exchange contracts	—
Variation margin	—
Forward sale contract, at value	—
Accrued expenses and other liabilities	107,326

Total liabilities	5,966,219

Net Assets:

Paid-in capital	168,866,449
Accumulated undistributed (distributions in excess of) net investment income	(116,946)
Accumulated undistributed net realized gain (loss) on investment, futures and foreign currency related transactions	(7,926)
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	121,008

NET ASSETS	$168,862,585

Net asset value, offering and redemption price per share (a)
Class A	$10.00
Class B	—
Class C	—
Institutional	$10.00
Administration	$10.00
Service	—

Shares outstanding:
Class A	1,233,295
Class B	—
Class C	—
Institutional	15,653,616
Administration	152
Service	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	16,887,063

(a)
Maximum public offering price per share for Class A shares of Enhanced Income and Adjustable Rate Government (NAV per share multiplied by 1.0152), for Class A shares of Short Duration Government (NAV per share multiplied by $1.0204), for Class A shares of Government Income, Core Fixed Income, and Global Income (NAV per share multiplied by 1.0471) is $10.15, $9.71, $9.68, $14.49, $9.47 and $15.37, respectively. At redemption, Class B and Class C shares may be subject to a contingent sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government Fund	Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$197,888,780	$181,974,944	$123,520,592	$371,834,828	$583,069,789
18,500,000	4,700,000	19,800,000	5,100,000	—
85,478	—	21,764	89,578	1,249,854

1,052,749	25,798,728	36,964,445	71,934,330	14,032,376
1,665,410	1,493,761	979,187	4,596,193	9,533,085
30,209	70,750	317,092	2,052,076	8,626,764
—	—	—	496,744	8,152,783
4,958	95,661	—	—	2,340,885
14,732	96,645	78,393	58,438	107,571
5,239	298	—	389	943

219,247,555	214,230,787	181,681,473	456,162,576	627,114,050

—	1,923,880	—	—	—
73,347	29,243,134	52,554,287	77,428,772	10,021,267
601,046	483,876	68,914	555,623	—
315,057	1,009,079	196,517	155,272	1,333,206
92,830	102,809	113,246	191,821	540,360
—	—	—	—	1,724,907
—	—	40,578	122,489	—
—	3,512,213	5,658,848	5,766,632	1,611,901
25,097	42,687	49,275	77,107	103,597

1,107,377	36,317,678	58,681,665	84,297,716	15,335,238

274,084,489	199,938,349	127,438,509	384,133,943	615,620,266
(159,492)	339,755	(16,145)	412,143	37,890,362
(51,422,516)	(19,276,146)	(4,178,004)	(10,802,986)	(13,593,837)
(4,362,303)	(3,088,849)	(244,552)	(1,878,240)	(28,137,979)

$218,140,178	$177,913,109	$122,999,808	$371,864,860	$611,778,812

$9.56	$9.49	$13.84	$9.52	$14.68
—	$9.46	$13.85	$9.54	$14.65
—	$9.45	$13.84	$9.55	$14.63
$9.58	$9.47	$13.82	$9.54	$14.67
—	—	—	—	—
$9.58	$9.46	$13.82	$9.54	$14.66

4,306,289	3,102,710	6,414,628	7,754,959	20,077,099
—	606,855	1,352,119	1,466,852	1,502,798
—	542,723	549,624	639,507	407,091
18,469,893	13,876,025	543,580	28,127,786	19,576,156
—	—	—	—	—
7,454	648,175	26,977	989,541	131,991

22,783,636	18,776,488	8,886,928	38,978,645	41,695,135

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Operations
For the Period Ended October 31, 2000

Enhanced Income Fund (a)

Investment income:

Interest (b)	$1,420,848

Total income	1,420,848

Expenses:

Management fees	53,061
Distribution and service fees (c)	1,568
Transfer agent fees (d)	9,430
Custodian fees	17,712
Registration fees	82,450
Professional fees	39,452
Trustee fees	2,197
Service share fees	—
Organization expenses	7,307
Other	73,560

Total expenses	286,737

Less — expense reductions	(230,320)

Net Expenses	56,417

NET INVESTMENT INCOME	1,364,431

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	15,185
Futures transactions	(23,111)
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	144,281
Futures	(23,273)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions:	113,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,477,513

(a)	Commencement date of operations was August 2, 2000 for all share classes.
(b)	Net of $3,647 and $43,038 in foreign withholding tax for the Core Fixed Income and Global Income Funds, respectively.
(c)	Class A, Class B and Class C of the following funds had distribution and service fees of:
Enhanced Income Fund – $1,568 for Class A only.
Adjustable Rate Government Fund – $68,688 for Class A only.
Short Duration Government Fund – $101,903, $60,746 and $66,246, respectively.
Government Income Fund – $193,367, $178,660 and $77,509, respectively.
Core Fixed Income Fund – $202,867, $137,237 and $63,731 respectively.
Global Income Fund – $1,365,960, $190,559 and $65,023, respectively.
(d)	The following funds had transfer agency fees of:
Enhanced Income Fund – $1,191 and $8,239 for Class A and Institutional Class, respectively.
Adjustable Rate Government Fund – $52,201, $91,456 and $186 for Class A, Institutional Class and Service Class, respectively.
Short Duration Government Fund – $77,450, $11,542, $12,587, $52,884 and $2,524 for Class A, Class B, Class C, Institutional Class, and Service Class, respectively.
Government Income Fund – $146,959, $33,946, $14,727, $2,876 and $139 for Class A, Class B, Class C, Institutional Class and Service Class, respectively.
Core Fixed Income Fund – $154,191, $26,075, $12,109, $95,245 and $3,473 for Class A, Class B, Class C, Institutional Class, and Service Class, respectively.
Global Income Fund – $519,066, $36,206, $12,354, $113,796 and $609 for Class A, Class B, Class C, Institutional Class and Service Class, respectively.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government	Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$16,696,846	$13,819,086	$7,720,886	$24,352,030	$31,452,118

16,696,846	13,819,086	7,720,886	24,352,030	31,452,118

1,026,314	963,322	718,266	1,392,274	5,262,870
68,688	228,895	449,536	403,835	1,621,542
143,843	156,987	198,647	291,093	682,031
101,042	126,035	118,061	201,295	427,389
40,282	70,821	64,899	93,718	77,742
48,707	53,209	47,461	54,661	47,495
7,879	7,879	7,953	7,879	8,847
2,324	31,548	1,741	43,414	7,615
—	—	—	—	—
114,643	112,850	98,059	110,524	93,716

1,553,722	1,751,546	1,704,623	2,598,693	8,229,247

(174,001)	(372,199)	(453,570)	(106,086)	(2,093,691)

1,379,721	1,379,347	1,251,053	2,492,607	6,135,556

15,317,125	12,439,739	6,469,833	21,859,423	25,316,562

(2,170,926)	(434,089)	(1,775,839)	(4,311,155)	(10,738,612)
(535,391)	(2,423,041)	34,287	324,943	(1,100,129)
—	—	—	524,224	39,845,500

999,828	248,939	2,640,039	4,901,647	(27,246,955)
143,267	568,752	45,865	141,602	(142,119)
—	—	—	469,634	7,739,900

(1,563,222)	(2,039,439)	944,352	2,050,895	8,357,585

$13,753,903	$10,400,300	$7,414,185	$23,910,318	$33,674,147

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Period Ended October 31, 2000

Enhanced Income Fund (a)

From operations:

Net investment income	$ 1,364,431
Net realized gain (loss) on investment, futures and foreign currency related transactions	(7,926)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	121,008

Net increase in net assets resulting from operations	1,477,513

Distributions to shareholders:

From net investment income
Class A shares	(29,575)
Class B shares	—
Class C shares	—
Institutional shares	(1,334,833)
Administration shares	(23)
Service shares	—
In excess of net investment income
Class A shares	(2,893)
Class B shares	—
Class C shares	—
Institutional shares	(130,586)
Administration shares	(2)
Service shares	—

Total distributions to shareholders	(1,497,912)

From share transactions:

Proceeds from sales of shares	179,675,493
Reinvestment of dividends and distributions	1,465,163
Cost of shares repurchased	(12,257,672)

Net increase (decrease) in net assets resulting from share transactions	168,882,984

TOTAL INCREASE (DECREASE)	168,862,585

Net assets:

Beginning of period	—

End of period	$168,862,585

Accumulated (distribution in excess of) net investment income	$ (116,946)

(a)	Commencement date of operations was August 2, 2000 for all share classes.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Adjustable Rate Government	Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$ 15,317,125	$ 12,439,739	$ 6,469,833	$ 21,859,423	$ 25,316,562
(2,706,317)	(2,857,130)	(1,741,552)	(3,461,988)	28,006,759

1,143,095	817,691	2,685,904	5,512,883	(19,649,174)

13,753,903	10,400,300	7,414,185	23,910,318	33,674,147

(1,581,084)	(2,620,472)	(4,674,605)	(4,947,469)	(11,250,827)
—	(350,485)	(947,791)	(728,692)	(700,564)
—	(365,855)	(411,775)	(339,200)	(233,403)
(13,711,811)	(8,983,466)	(463,351)	(15,447,735)	(13,586,547)
—	—	—	—	—
(24,231)	(395,302)	(21,569)	(519,027)	(67,471)

(16,463)	—	(11,577)	(12,428)	—
—	—	(2,347)	(1,830)	—
—	—	(1,020)	(852)	—
(142,776)	—	(1,148)	(38,804)	—
—	—	—	—	—
(252)	—	(53)	(1,304)	—

(15,476,617)	(12,715,580)	(6,535,236)	(22,037,341)	(25,838,812)

183,272,654	88,870,759	88,984,845	285,373,785	171,233,955
7,523,319	7,208,933	5,564,245	14,856,148	15,181,240
(309,615,880)	(134,719,290)	(90,181,045)	(242,847,919)	(159,550,174)

(118,819,907)	(38,639,598)	4,368,045	57,382,014	26,865,021

(120,542,621)	(40,954,878)	5,246,994	59,254,991	34,700,356

338,682,799	218,867,987	117,752,814	312,609,869	577,078,456

$218,140,178	$177,913,109	$122,999,808	$371,864,860	$611,778,812

$ (159,492)	$ 339,755	$ (16,145)	$ 412,143	$ 37,890,362

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 1999

Adjustable Rate Government Fund

From operations:

Net investment income	$ 21,741,895
Net realized loss on investment, futures and foreign currency related transactions	(752,580)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(1,219,471)

Net increase (decrease) in net assets resulting from operations	19,769,844

Distributions to shareholders:

From net investment income
Class A shares	(1,554,543)
Class B shares	—
Class C shares	—
Institutional shares	(17,799,251)
Administration shares	(156,305)
Service shares	(33,888)

From capital
Class A shares	(199,076)
Class B shares	—
Class C shares	—
Institutional shares	(2,279,391)
Administration shares	(20,017)
Service shares	(4,340)

From net realized gain on investment, futures and foreign currency transactions
Class A shares	—
Class B shares	—
Class C shares	—
Institutional shares	—
Administration shares	—
Service shares	—

Total distributions to shareholders	(22,046,811)

From share transactions:

Proceeds from sales of shares	505,773,211
Reinvestment of dividends and distributions	11,575,172
Cost of shares repurchased	(685,219,828)

Net increase (decrease) in net assets resulting from share transactions	(167,871,445)

TOTAL INCREASE (DECREASE)	(170,148,412)

Net assets:

Beginning of year	508,831,211

End of year	$338,682,799

Accumulated undistributed net investment income	$ —

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$ 13,380,044	$ 6,563,309	$ 17,029,832	$ 22,635,219
(1,966,703)	(2,232,045)	(6,434,738)	(6,101,567)

(6,265,046)	(5,231,809)	(11,888,878)	(22,918,010)

5,148,295	(900,545)	(1,293,784)	(6,384,358)

(2,885,366)	(4,701,931)	(3,111,344)	(10,433,058)
(267,022)	(881,113)	(579,641)	(456,703)
(316,483)	(489,690)	(337,695)	(263,007)
(8,877,237)	(267,417)	(11,800,204)	(11,462,739)
(278,181)	—	(495,974)	—
(341,400)	(484)	(368,926)	(40,207)

—	—	—	(457,628)
—	—	—	(20,032)
—	—	—	(11,536)
—	—	—	(502,793)
—	—	—	—
—	—	—	(1,764)

—	(1,930,242)	(896,935)	(5,398,726)
—	(406,494)	(144,240)	(219,025)
—	(228,993)	(92,870)	(129,352)
—	(63,106)	(2,576,039)	(4,630,914)
—	—	(181,000)	—
—	(39)	(84,628)	(17,604)

(12,965,689)	(8,969,509)	(20,669,496)	(34,045,088)

285,443,513	249,312,834	303,446,837	348,114,845
8,005,144	7,441,375	13,487,926	20,654,882
(292,142,829)	(258,554,530)	(265,160,385)	(160,439,290)

1,305,828	(1,800,321)	51,774,378	208,330,437

(6,511,566)	(11,670,375)	29,811,098	167,900,991

225,379,553	129,423,189	282,798,771	409,177,465

$218,867,987	$117,752,814	$312,609,869	$577,078,456

$ 615,596	$ 49,258	$ 122,700	$ 2,395,515

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements
October 31, 2000

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (Enhanced Income), Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Global Income Fund (Global Income), collectively, “the Funds” or individually a “Fund.” Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income are diversified portfolios of the Trust whereas Global Income is a non-diversified portfolio. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Adjustable Rate Government offers three classes of shares — Class A, Institutional and Service. Government Income, Short Duration Government, Core Fixed Income and Global Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service. On July 20, 1999, Administration Class shares for Adjustable Rate Government, Short Duration Government and Core Fixed Income were liquidated and are no longer offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, net of foreign withholding taxes where applicable. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

        Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage backed REMIC securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income. Global Income amortizes only market discounts on debt securities other than REMIC mortgage backed securities.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

        In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective November 1, 2001 for the Funds and will require the Funds to amortize/accrete all premiums and discounts on debt securities. The Funds currently do not amortize/accrete all such premiums and discounts. Upon adoption, the Funds will be required to record the cumulative effect of this change. The cumulative effect will impact net investment income and realized and unrealized gains and losses but will not impact net assets. At this time, the Funds have not completed their analysis of the impact of this accounting change.

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

        The Funds, at their most recent tax year-ends of October 31, 2000, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Fund	Amount	Years of Expiration

Enhanced Income	$ 30,594	2008

Adjustable Rate Government	51,458,376	2001-2008

Short Duration Government	19,387,082	2002-2008

Government Income	4,175,845	2007-2008

Core Fixed Income	10,774,612	2007-2008

Global Income	7,505,436	2007-2008

At October 31, 2000 the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)

Enhanced Income	$167,578,379	$ 189,070	$ (68,062)	$ 121,008

Adjustable Rate Government	220,715,223	115,029	(4,501,832)	(4,386,803)

Short Duration Government	189,667,807	409,546	(3,498,395)	(3,088,849)

Government Income	145,496,559	1,041,856	(1,286,452)	(244,596)

Core Fixed Income	380,434,319	3,379,607	(5,311,715)	(1,932,108)

Global Income	618,702,054	5,723,864	(35,101,670)	(29,377,806)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective distribution and service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and sale of investments; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

F.  Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G.  Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

H.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a bank custodian.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

3. AGREEMENTS

Pursuant to the Investment Management Agreements (the “Agreements”), Goldman Sachs Funds Management, L.P. (“ GSFM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser for Adjustable Rate Government and Short Duration Government. Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman Sachs, serves as the investment adviser for Enhanced Income, Government Income and Core Fixed Income. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM, serves as the investment adviser for Global Income. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .25%, .40%, .50%, .65%, .40% and .90% of average daily net assets of Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively. For the period ended October 31, 2000, the advisers for Enhanced Income, Government Income and Global Income voluntarily have agreed to waive a portion of their management fee equal annually to .05%, .11% and .25%, respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.

        Each adviser has voluntarily agreed to limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees, taxes, interest, brokerage, litigation, service share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, .01%, .05%, .00%, .00%, .10% and .00% of the average daily net assets of Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively.

        Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $1,000, $7,000, $8,000, $42,000, $112,000 and $104,000 for the period ended October 31, 2000 for Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively.

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each fund for distribution services and shareholder maintenance equal, on an annual basis, to .25% for Enhanced Income Class A, .50%, 1.00% and 1.00% for Global Income and .25%, 1.00% and 1.00% of each of the other funds’ average daily net assets attributable to Class A, Class B and Class C shares, respectively. For the period ended October 31, 2000, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .15% of the average daily net assets attributable to the Class B shares of Short Duration Government. Goldman Sachs may discontinue or modify this waiver in the future at its discretion .

        Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C shares and .04% of the average daily net assets for Administration (Enhanced Income only), Institutional and Service shares.

        The Trust, on behalf of the Funds, has adopted Service Plans. In addition, the Trust, on behalf of Enhanced Income, has adopted an Administration Plan. These plans allow for Administration and Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Administration and Service Plans provide for compensation to the service organizations in an amount up to, on an annual basis, .25% and .50%, respectively, of the average daily net asset value of each share class.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

3. AGREEMENTS (continued)

        For the period ended October 31, 2000, the advisors and distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the Custodian resulting in a reduction of the Funds’ expenses. For the period ended October 31, 2000, expense reductions were as follows (in thousands):

Fund	Waivers		Expense Reimbursement	Custody Credit	Total Expense Reductions
	Management	Class B Distribution and Service

Enhanced Income	$ 11	$—	$217	$ 2	$ 230

Adjustable Rate Government	—	—	171	3	174

Short Duration Government	—	9	359	4	372

Government Income	122	—	330	2	454

Core Fixed Income	—	—	91	15	106

Global Income	1,462	—	621	11	2,094

4. PORTFOLIO SECURITY TRANSACTIONS

At October 31, 2000, the amounts owed to affiliates were as follows (in thousands):

Fund	Management	Distribution and Service	Transfer Agent	Total

Enhanced Income	$ 22	$ 1	$ 5	$ 28

Adjustable Rate Government	72	9	12	93

Short Duration Government	76	15	12	103

Government Income	55	40	18	113

Core Fixed Income	130	35	27	192

Global Income	334	145	61	540

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Cost of purchases and proceeds of sales and maturities of long-term securities for the period ended October 31, 2000, were as follows:

Fund	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)

Enhanced Income	$153,968,257	$ 44,250,334	$ 32,186,461	$ —

Adjustable Rate Government	26,303,927	—	101,744,473	—

Short Duration Government	249,279,097	—	265,861,733	—

Government Income	375,985,226	2,996,790	362,022,227	5,330,542

Core Fixed Income	851,217,228	143,033,481	821,371,682	96,569,833

Global Income	337,881,081	750,426,226	297,386,658	723,802,129

Forward Foreign Currency Exchange Contracts — Core Fixed Income and Global Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements.
The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At October 31, 2000, Core Fixed Income had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

Open Foreign Currency Sales Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Euro Currency
expiring 11/13/2000	$15,499,357	$15,070,122	$429,235	$—
New Zealand Dollar
expiring 11/15/2000	4,236,515	4,169,006	67,509	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$19,735,872	$19,239,128	$496,744	$—

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

At October 31, 2000, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Foreign Currency Purchase Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Euro Currency
expiring 11/17/2000	$ 231,692	$ 225,203	$ —	$ 6,489
expiring 12/14/2000	3,772,584	3,731,381	—	41,203
expiring 1/18/2001	1,236,701	1,240,430	3,729	—

TOTAL OPEN FOREIGN CURRENCY PURCHASE CONTRACTS	$5,240,977	$5,197,014	$3,729	$47,692

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized
			Gain	Loss

Australian Dollar
expiring 1/19/2001	$ 7,573,000	$ 7,529,498	$ 43,502	$ —
British Pounds
expiring 12/14/2000	38,762,990	40,025,099	—	1,262,109
Canadian Dollar
expiring 12/13/2000	14,093,375	13,859,722	233,653	—
Danish Krone
expiring 1/24/2001	11,261,997	11,247,944	14,053	—
Euro Currency
expiring 1/18/2001	182,136,414	177,716,444	4,419,970	—
Greek Drachma
expiring 11/10/2000	12,893,906	12,029,988	863,918	—
Japanese Yen
expiring 11/17/2000	116,341,593	114,590,808	1,750,785	—
New Zealand Dollar
expiring 11/15/2000	12,610,640	12,272,211	338,429	—
Swedish Krona
expiring 12/12/2000	6,793,770	6,653,515	140,255	—

TOTAL OPEN FOREIGN CURRENCY SALE CONTRACTS	$402,467,685	$395,925,229	$7,804,565	$1,262,109

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

Closed but Unsettled Forward Currency Contracts	Purchase Value	Sale Value	Realized
			Gain	Loss

Japanese Yen
expiring 11/17/2000	$21,810,974	$21,647,732	$ —	$163,242
expiring 11/17/2000	22,267,891	22,346,225	78,334	—
Euro Currency
expiring 11/17/2000	11,408,930	11,432,158	23,228	—
expiring 11/17/2000	3,715,858	3,711,843	—	4,015
expiring 1/18/2001	374,197	384,211	10,014	—
Canadian Dollar
expiring 12/13/2000	955,351	956,560	1,209	—
British Pounds
expiring 12/14/2000	1,324,403	1,308,257	—	16,145

TOTAL CLOSED BUT UNSETTLED FORWARD CURRENCY CONTRACTS	$61,857,604	$61,786,986	$112,785	$183,402

        The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2000, Global Income and Core Fixed Income had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Global Income) or to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

        The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

        For the period ended October 31, 2000, Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income incurred commission expenses of approximately $700, $15,000, $22,000, $5,000, $19,000 and $65,000, respectively, in connection with futures contracts entered into with Goldman Sachs.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

4. PORTFOLIO SECURITY TRANSACTIONS (continued)

At October 31, 2000 the following futures contracts were open as follows:

Fund	Type	Number of Contracts Long (Short)	Settlement Month	Market Value	Unrealized Gain (Loss)

Enhanced Income Fund	5 Year U.S. Treasury Notes	(78)	December 2000	$ 7,853,615	$ (12,609)
	2 Year U.S. Treasury Notes	(51)	December 2000	10,206,375	(10,664)

				$ 18,059,990	$ (23,273)

Adjustable Rate Government Fund	Euro Dollars	160	December 2000	$ 37,316,000	$ 19,665
	Euro Dollars	20	March 2001	4,674,250	130
	5 Year U.S. Treasury Notes	48	December 2000	4,833,000	15,580
	10 Year U.S. Treasury Notes	(93)	December 2000	(9,365,391)	(83,418)
	20 Year U.S. Treasury Bonds	26	December 2000	2,595,938	(12,317)

				$ 40,053,797	$ (60,360)

Short Duration Government Fund	Euro Dollars	50	December 2000	$ 11,661,250	$ (17,929)
	2 Year U.S. Treasury Notes	488	December 2000	97,661,000	358,372
	5 Year U.S. Treasury Notes	(350)	December 2000	(35,240,626)	(294,785)
	10 Year U.S. Treasury Notes	(136)	December 2000	(13,695,626)	(126,743)
	20 Year U.S. Treasury Notes	(23)	December 2000	(2,296,406)	(29,851)

				$ 58,089,592	$(110,936)

Government Income Fund	Euro Dollars	32	December 2000	$ 7,463,200	$ 6,240
	Euro Dollars	10	March 2001	2,337,125	8,200
	Euro Dollars	10	June 2001	2,339,375	11,325
	Euro Dollars	10	September 2001	2,340,250	12,200
	2 Year U.S. Treasury Notes	20	December 2000	4,002,500	16,775
	5 Year U.S. Treasury Notes	(72)	December 2000	7,249,500	(55,772)
	10 Year U.S. Treasury Notes	115	December 2000	11,580,859	22,184
	20 Year U.S. Treasury Bonds	43	December 2000	4,293,282	(19,035)

				$ 41,606,091	$ 2,117

Core Fixed Income Fund	Eurodollars	39	September 2002	$ 9,113,813	$ 62,549
	Eurodollars	39	December 2002	9,103,575	55,712
	Eurodollars	39	March 2003	9,106,500	52,300
	Eurodollars	39	June 2003	9,102,600	48,400
	Eurodollars	39	September 2003	9,099,188	45,125
	Eurodollars	39	December 2003	9,089,925	41,225
	Eurodollars	39	March 2004	9,092,850	39,237
	Eurodollars	39	June 2004	9,088,950	38,262
	2 Year U.S. Treasury Notes	125	December 2000	25,015,625	100,000
	5 Year U.S. Treasury Notes	(633)	December 2000	63,735,187	(464,337)
	10 Year U.S. Treasury Notes	170	December 2000	17,119,531	88,421
	30 Year U.S. Treasury Bonds	261	December 2000	26,059,219	(75,524)

				$204,726,963	$ 31,370

Global Income Fund	5 Year Euro	107	December 2000	$ 9,405,089	$ 72,640
	10 Year Euro	359	December 2000	32,128,128	188,033
	5 Year U.S. Treasury Notes	(268)	December 2000	(26,984,250)	(289,078)
	10 Year U.S. Treasury Notes	60	December 2000	6,042,188	60,242
	10 Year U.S. Treasury Notes	(364)	December 2000	(36,655,938)	(483,438)
	20 Year U.S. Treasury Bonds	81	December 2000	(8,087,344)	(56,063)
	20 Year U.S. Treasury Bonds	(16)	December 2000	(1,597,500)	(3,625)
	10 Year Japan Bonds	23	December 2000	28,106,311	546,764

				$ 2,356,684	$ 35,475

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

5. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At October 31, 2000, Enhanced Income, Adjustable Rate Government, Short Duration Government, Government Income and Core Fixed Income had undivided interests in repurchase agreements in the following joint account which equaled $1,300,000, $18,500,000, $4,700,000, $19,800,000 and $5,100,000, respectively, in principal amount. At October 31, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

ABN/AMRO, Inc.	$400,000,000	6.63%	11/01/2000	$ 400,000,000	$ 400,073,667

ABN/AMRO, Inc.	150,000,000	6.56	11/01/2000	150,000,000	150,027,333

Banc of America Securities LLC	900,000,000	6.62	11/01/2000	900,000,000	900,165,500

Barclays Capital, Inc.	200,000,000	6.62	11/01/2000	200,000,000	200,036,778

Bear Stearns Companies, Inc.	500,000,000	6.62	11/01/2000	500,000,000	500,091,944

Chase Securities, Inc.	300,000,000	6.62	11/01/2000	300,000,000	300,055,167

Salomon Smith Barney Holdings, Inc.	809,100,000	6.62	11/01/2000	809,100,000	809,248,785

SG Cowen Securities	100,000,000	6.62	11/01/2000	100,000,000	100,018,389

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT				$3,359,100,000	$3,359,717,563

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

6. LINE OF CREDIT FACILITY

Effective May 31, 2000, the Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Prior thereto, the Funds participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facilities also require a fee to be paid by the Funds based on the amount of the commitment. During the period ended October 31, 2000, the Funds did not have any borrowings under any of these facilities.

7. OTHER MATTERS

As of October 31, 2000, the Goldman Sachs Growth and Income Strategy Portfolio was the beneficial owner of approximately 9%, 16% and 6% of Core Fixed Income, Global Income and Short Duration Government, respectively. The Goldman Sachs Growth Strategy Portfolio was the beneficial owner of approximately 6% of Global Income. The Goldman Sachs Conservative Strategy Portfolio was the beneficial owner of approximately 5% of Short Duration Government. The Goldman Sachs Balanced Strategy Portfolio was the beneficial owner of approximately 17% of Short Duration Government.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

8. CERTAIN RECLASSIFICATIONS

In accordance with Statement of Position 93-2, Enhanced Income has reclassified $16,535 from paid-in capital to accumulated distributions in excess of net investment income. Adjustable Rate Government has reclassified $1,137,543 from paid-in capital to accumulated net realized loss on investment, futures and foreign currency related transactions. Core Fixed Income has reclassified $467,361 and $3,020 from accumulated undistributed net investment income and paid-in capital, respectively, to accumulated net realized loss on investment, futures and foreign currency related transactions. Global Income has reclassified $36,017,097 from accumulated realized gain on investment, futures and foreign currency related transactions to accumulated undistributed net investment income.

        These reclassifications have no impact on the net asset value of each Fund and are designed to present each Fund’s capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of net operating losses and organization costs.

9. CHANGE IN INDEPENDENT AUDITORS

On October 26, 1999, the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds’ independent auditors to Ernst & Young LLP. For the fiscal years ended October 31, 1999 and October 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their report.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the period ended October 31, 2000 is as follows:

	Enhanced Income Fund (a)		Adjustable Rate Government Fund
	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,309,122	$ 13,096,645	7,631,735	$ 73,106,073
Reinvestment of dividends and distributions	3,795	37,952	149,653	1,436,142
Shares repurchased	(79,622)	(793,412)	(5,848,957)	(56,084,810)

	1,233,295	12,341,185	1,932,431	18,457,405

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	16,657,796	166,577,348	11,421,530	109,930,117
Reinvestment of dividends and distributions	142,745	1,427,186	630,939	6,063,431
Shares repurchased	(1,146,925)	(11,464,260)	(26,248,723)	(252,545,273)

	15,653,616	156,540,274	(14,196,254)	(136,551,725)

Administration Shares
Shares sold	150	1,500	—	—
Reinvestment of dividends and distributions	2	25	—	—
Shares repurchased	—	—	—	—

	152	1,525	—	—

Service Shares
Shares sold	—	—	24,586	236,464
Reinvestment of dividends and distributions	—	—	2,465	23,746
Shares repurchased	—	—	(102,148)	(985,797)

	—	—	(75,097)	(725,587)

NET INCREASE (DECREASE)	16,887,063	$168,882,984	(12,338,920)	$(118,819,907)

(a)	Commencement date of operations was August 2, 2000 for all share classes.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund		Government Income Fund		Core Fixed Income Fund		Global Income Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,415,482	$41,870,067	5,324,059	$72,667,974	14,298,789	$134,060,216	7,863,577	$114,466,099
196,214	1,854,058	311,987	4,248,495	400,626	3,770,640	648,182	9,418,387
(6,966,508)	(65,814,234)	(5,212,114)	(70,878,881)	(13,828,458)	(129,964,521)	(7,198,137)	(104,729,225)

(2,354,812)	(22,090,109)	423,932	6,037,588	870,957	7,866,335	1,313,622	19,155,261

592,013	5,589,396	735,536	10,054,831	543,494	5,131,440	604,473	8,781,301
25,868	243,817	45,530	623,559	48,050	453,218	40,323	585,085
(737,108)	(6,954,462)	(864,110)	(11,749,089)	(663,871)	(6,256,295)	(299,038)	(4,335,150)

(119,227)	(1,121,249)	(83,044)	(1,070,699)	(72,327)	(671,637)	345,758	5,031,236

719,492	6,779,324	176,657	2,409,167	209,522	1,979,413	120,937	1,753,653
33,486	314,963	25,375	345,364	24,376	230,007	11,865	171,647
(947,132)	(8,919,036)	(385,865)	(5,225,078)	(375,956)	(3,538,345)	(265,152)	(3,841,528)

(194,154)	(1,824,749)	(183,833)	(2,470,547)	(142,058)	(1,328,925)	(132,350)	(1,916,228)

3,408,576	32,148,069	167,902	2,256,752	14,904,707	140,874,419	3,105,059	45,145,774
466,462	4,400,822	24,417	332,186	1,049,101	9,904,167	340,260	4,938,631
(5,269,038)	(49,759,937)	(79,548)	(1,070,688)	(10,622,506)	(100,502,849)	(3,184,125)	(46,287,361)

(1,394,000)	(13,211,046)	112,771	1,518,250	5,331,302	50,275,737	261,194	3,797,044

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

263,184	2,483,903	116,168	1,596,121	353,223	3,328,297	74,768	1,087,128
41,945	395,273	1,075	14,641	52,796	498,116	4,648	67,490
(348,084)	(3,271,621)	(91,374)	(1,257,309)	(274,799)	(2,585,909)	(24,484)	(356,910)

(42,955)	(392,445)	25,869	353,453	131,220	1,240,504	54,932	797,708

(4,105,148)	$(38,639,598)	295,695	$ 4,368,045	6,119,094	$ 57,382,014	1,843,156	$ 26,865,021

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
October 31, 2000

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended October 31, 1999 is as follows:

	Adjustable Rate Government		Short Duration Government

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	31,904,130	$307,792,374	10,095,040	$ 98,117,271
Reinvestment of dividends and distributions	119,965	1,158,237	216,498	2,098,601
Shares repurchased	(35,923,098)	(346,731,900)	(10,580,288)	(102,834,224)

	(3,899,003)	(37,781,289)	(268,750)	(2,618,352)

Class B Shares
Shares sold	—	—	536,977	5,189,723
Reinvestment of dividends and distributions	—	—	19,167	185,709
Shares repurchased	—	—	(338,423)	(3,279,805)

	—	—	217,721	2,095,627

Class C Shares
Shares sold	—	—	8,886,376	86,234,626
Reinvestment of dividends and distributions	—	—	20,160	197,199
Shares repurchased	—	—	(8,627,888)	(83,700,711)

	—	—	278,648	2,731,114

Institutional Shares
Shares sold	20,323,432	196,917,377	9,547,581	92,884,069
Reinvestment of dividends and distributions	1,061,620	10,265,385	513,104	4,969,995
Shares repurchased	(34,221,185)	(331,249,902)	(9,495,933)	(92,157,561)

	(12,836,133)	(124,067,140)	564,752	5,696,503

Administration Shares
Shares sold	68,624	664,460	89,932	879,455
Reinvestment of dividends and distributions	11,849	114,653	21,750	212,241
Shares repurchased	(699,098)	(6,780,446)	(853,809)	(8,273,964)

	(618,625)	(6,001,333)	(742,127)	(7,182,268)

Service Shares
Shares sold	41,184	399,000	220,831	2,138,369
Reinvestment of dividends and distributions	3,813	36,897	35,301	341,399
Shares repurchased	(47,218)	(457,580)	(195,427)	(1,896,564)

	(2,221)	(21,683)	60,705	583,204

NET INCREASE (DECREASE)	(17,355,982)	$(167,871,445)	110,949	$ 1,305,828

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Government Income		Core Fixed Income		Global Income

Shares	Dollars	Shares	Dollars	Shares	Dollars

15,480,704	$221,875,202	15,664,674	$153,790,343	11,408,207	$172,565,659
399,303	5,661,524	364,578	3,579,460	893,424	13,446,916
(16,666,682)	(239,289,704)	(14,632,982)	(143,984,124)	(7,423,402)	(111,559,802)

(786,675)	(11,752,978)	1,396,270	13,385,679	4,878,229	74,452,773

995,374	14,092,144	1,292,427	12,801,294	799,694	11,962,762
63,277	898,159	45,231	443,248	37,347	559,007
(704,136)	(9,886,884)	(499,533)	(4,888,859)	(200,617)	(2,973,643)

354,515	5,103,419	838,125	8,355,683	636,424	9,548,126

584,857	8,274,255	731,786	7,234,043	427,735	6,481,148
44,022	624,389	26,464	260,185	19,764	296,195
(541,898)	(7,636,754)	(519,952)	(5,098,447)	(170,181)	(2,517,755)

86,981	1,261,890	238,298	2,395,781	277,318	4,259,588

357,908	5,057,233	12,407,934	122,028,595	10,355,146	156,504,371
18,233	257,175	849,565	8,328,838	419,045	6,293,031
(122,650)	(1,741,188)	(9,506,792)	(94,135,666)	(2,870,867)	(42,857,412)

253,491	3,573,220	3,750,707	36,221,767	7,903,324	119,939,990

—	—	285,215	2,874,182	—	—
—	—	43,863	435,986	—	—
—	—	(1,569,648)	(15,306,734)	—	—

—	—	(1,240,570)	(11,996,566)	—	—

987	14,000	480,043	4,718,380	39,802	600,905
9	128	44,910	440,209	3,980	59,733
—	—	(178,571)	(1,746,555)	(34,363)	(530,678)

996	14,128	346,382	3,412,034	9,419	129,960

(90,692)	$ (1,800,321)	5,329,212	$ 51,774,378	13,704,714	$208,330,437

GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout The Period

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value at beginning of period	Net investment income (c)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	Total Distributions

FOR THE PERIOD ENDED OCTOBER 31,

2000 - Class A Shares (commenced August 2, 2000)	$10.00	$0.11	$0.06	$0.17	$(0.15)	$(.02)	$(0.17)
2000 - Institutional Shares (commenced August 2, 2000)	10.00	0.16	0.01	0.17	(0.15)	(.02)	(0.17)
2000 - Administration Shares (commenced August 2, 2000)	10.00	0.15	0.02	0.17	(0.17)	—	(0.17)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares were taken into account. Total returns for less than one full year are not annualized.

(b)	Annualized.

(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

					Ratios assuming no reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets(b)	Ratio of net investment income to average net assets(b)	Ratio of expenses to average net assets(b)	Ratio of net investment income to average net assets(b)	Portfolio turnover rate

$10.00	1.66%	$ 12,336	0.65%	4.52%	1.77%	3.40%	30.60%

10.00	1.76	156,525	0.25	6.49	1.37	5.37	30.60

10.00	1.68	2	0.50	6.13	1.62	5.01	30.60

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From capital	Total distributions

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	$9.63	$0.54	(c)	$(0.06)	0.48	$(0.54)	$ (.01)	$ —	$(0.55)
2000 - Institutional Shares	9.64	0.58	(c)	(0.05)	0.53	(0.58)	(.01)	—	(0.59)
2000 - Service Shares	9.65	0.52	(c)	(0.05)	0.47	(0.53)	(.01)	—	(0.54)

1999 - Class A Shares	9.69	0.49		(0.05)	0.44	(0.44)	—	(0.06)	(0.50)
1999 - Institutional Shares	9.70	0.53		(0.05)	0.48	(0.48)	—	(0.06)	(0.54)
1999 - Administration Shares (e)	9.70	0.37	(c)	0.01	0.38	(0.33)	—	(0.04)	(0.37)
1999 - Service Shares	9.70	0.48		(0.04)	0.44	(0.43)	—	(0.06)	(0.49)

1998 - Class A Shares	9.88	0.53		(0.17)	0.36	(0.53)	(0.02)	—	(0.55)
1998 - Institutional Shares	9.88	0.55		(0.16)	0.39	(0.55)	(0.02)	—	(0.57)
1998 - Administration Shares	9.88	0.53		(0.16)	0.37	(0.53)	(0.02)	—	(0.55)
1998 - Service Shares	9.88	0.51		(0.16)	0.35	(0.51)	(0.02)	—	(0.53)

1997 - Class A Shares	9.83	0.57	(c)	0.05	0.62	(0.57)	—	—	(0.57)
1997 - Institutional Shares	9.83	0.59	(c)	0.05	0.64	(0.59)	—	—	(0.59)
1997 - Administration Shares	9.83	0.57	(c)	0.05	0.62	(0.57)	—	—	(0.57)
1997 - Service Shares (commenced March 27)	9.84	0.33	(c)	0.04	0.37	(0.33)	—	—	(0.33)

1996 - Class A Shares	9.77	0.55	(c)	0.08	0.63	(0.55)	(0.02)	—	(0.57)
1996 - Institutional Shares	9.77	0.57	(c)	0.08	0.65	(0.57)	(0.02)	—	(0.59)
1996 - Administration Shares	9.77	0.55	(c)	0.08	0.63	(0.55)	(0.02)	—	(0.57)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares were taken into account. Total returns for less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$9.56		5.12%	$ 41,188	0.89%		5.67%		0.96%		5.60%		10.69%
9.58		5.65	176,881	0.49		6.01		0.56		5.94		10.69
9.58		4.95	71	0.99		5.33		1.06		5.26		10.69

9.63		4.65	22,862	0.89		5.15		0.93		5.11		38.86
9.64		5.06	315,024	0.49		5.49		0.53		5.45		38.86
9.71	(e)	4.02	—	0.74	(b)	5.35	(b)	0.78	(b)	5.31	(b)	38.86
9.65		4.65	797	0.99		4.99		1.03		4.95		38.86

9.69		3.71	60,782	0.80		5.40		1.02		5.18		33.64
9.70		4.09	441,228	0.53		5.63		0.53		5.63		33.64
9.70		3.83	5,999	0.78		5.33		0.78		5.33		33.64
9.70		3.57	822	1.03		5.09		1.03		5.09		33.64

9.88		6.43	43,393	0.74		5.60		1.02		5.32		46.58
9.88		6.70	463,511	0.49		5.99		0.52		5.96		46.58
9.88		6.43	2,793	0.74		5.73		0.77		5.70		46.58
9.88		3.81	346	1.05	(b)	5.64	(b)	1.08	(b)	5.61	(b)	46.58

9.83		6.60	10,728	0.70		5.59		1.01		5.28		52.36
9.83		6.86	613,149	0.45		5.85		0.51		5.79		52.36
9.83		6.60	3,792	0.70		5.59		0.76		5.53		52.36

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	$9.57	$0.59	(c)	$(0.07)	$0.52	$(0.60)
2000 - Class B Shares	9.56	0.53	(c)	(0.09)	0.44	(0.54)
2000 - Class C Shares	9.54	0.51	(c)	(0.07)	0.44	(0.53)
2000 - Institutional Shares	9.57	0.63	(c)	(0.09)	0.54	(0.64)
2000 - Service Shares	9.56	0.58	(c)	(0.09)	0.49	(0.59)

1999 - Class A Shares	9.91	0.55		(0.36)	0.19	(0.53)
1999 - Class B Shares	9.88	0.48		(0.33)	0.15	(0.47)
1999 - Class C Shares	9.88	0.47		(0.36)	0.11	(0.45)
1999 - Institutional Shares	9.90	0.59		(0.35)	0.24	(0.57)
1999 - Administration Shares (e)	9.91	0.40	(c)	(0.25)	0.15	(0.39)
1999 - Service Shares	9.89	0.54		(0.35)	0.19	(0.52)

1998 - Class A Shares	9.88	0.57		0.04	0.61	(0.58)
1998 - Class B Shares	9.86	0.51		0.03	0.54	(0.52)
1998 - Class C Shares	9.86	0.49		0.03	0.52	(0.50)
1998 - Institutional Shares	9.86	0.58		0.06	0.64	(0.60)
1998 - Administration Shares	9.89	0.55		0.05	0.60	(0.58)
1998 - Service Shares	9.86	0.55		0.04	0.59	(0.56)

1997 - Class A Shares (commenced May 1)	9.78	0.31	(c)	0.09	0.40	(0.30)
1997 - Class B Shares (commenced May 1)	9.75	0.28	(c)	0.10	0.38	(0.27)
1997 - Class C Shares (commenced August 15)	9.83	0.12	(c)	0.02	0.14	(0.11)
1997 - Institutional Shares	9.83	0.64	(c)	0.03	0.67	(0.64)
1997 - Administration Shares	9.85	0.62	(c)	0.04	0.66	(0.62)
1997 - Service Shares	9.82	0.59	(c)	0.04	0.63	(0.59)

1996 - Institutional Shares	9.82	0.63	(c)	0.01	0.64	(0.63)
1996 - Administration Shares (commenced February 28)	9.86	0.38	(c)	—	0.38	(0.39)
1996 - Service Shares (commenced April 10)	9.72	0.31	(c)	0.10	0.41	(0.31)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$9.49		5.65%	$ 29,446	0.94%		6.21%		1.13%		6.02%		130.33%
9.46		4.80	5,743	1.54		5.63		1.88		5.29		130.33
9.45		4.76	5,128	1.69		5.45		1.88		5.26		130.33
9.47		5.85	131,462	0.54		6.64		0.73		6.45		130.33
9.46		5.32	6,134	1.04		6.14		1.23		5.95		130.33

9.57		1.97	52,235	0.94		5.61		1.07		5.48		172.61
9.56		1.56	6,937	1.54		5.04		1.82		4.76		172.61
9.54		1.21	7,029	1.69		4.83		1.82		4.70		172.61
9.57		2.49	146,062	0.54		6.03		0.67		5.90		172.61
9.67	(e)	1.57	—	0.79	(b)	5.76	(b)	0.92	(b)	5.63	(b)	172.61
9.56		1.97	6,605	1.04		5.54		1.17		5.41		172.61

9.91		6.36	56,725	0.81		5.68		1.32		5.17		119.89
9.88		5.62	5,025	1.41		5.12		1.87		4.66		119.89
9.88		5.46	4,527	1.56		4.64		1.87		4.33		119.89
9.90		6.75	145,514	0.53		6.06		0.84		5.75		119.89
9.91		6.27	7,357	0.78		5.76		1.09		5.45		119.89
9.89		6.12	6,232	1.03		5.56		1.34		5.25		119.89

9.88		4.14	9,491	0.70	(b)	6.05	(b)	1.32	(b)	5.43	(b)	102.58
9.86		3.94	747	1.30	(b)	5.52	(b)	1.82	(b)	5.00	(b)	102.58
9.86		1.44	190	1.45	(b)	5.52	(b)	1.82	(b)	5.15	(b)	102.58
9.86		7.07	103,729	0.45		6.43		0.82		6.06		102.58
9.89		6.91	1,060	0.70		6.19		1.07		5.82		102.58
9.86		6.63	3,337	0.95		5.92		1.32		5.55		102.58

9.83		6.75	99,944	0.45		6.44		0.71		6.18		115.45
9.85		4.00	252	0.70	(b)	5.97	(b)	0.96	(b)	5.71	(b)	115.45
9.82		4.35	1,822	0.95	(b)	6.05	(b)	1.21	(b)	5.79	(b)	115.45

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total Distributions

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	$13.70	$0.82	$0.15	0.97	$(0.83)	$ —	$ —	(0.83)
2000 - Class B Shares	13.72	0.71	0.15	0.86	(0.73)	—	—	(0.73)
2000 - Class C Shares	13.71	0.71	0.14	0.85	(0.72)	—	—	(0.72)
2000 - Institutional Shares	13.69	0.87	0.14	1.01	(0.88)	—	—	(0.88)
2000 - Service Shares	13.63	0.82	0.18	1.00	(0.81)	—	—	(0.81)

1999 - Class A Shares	14.91	0.80	(0.89)	(0.09)	(0.77)	—	(0.35)	(1.12)
1999 - Class B Shares	14.92	0.69	(0.87)	(0.18)	(0.67)	—	(0.35)	(1.02)
1999 - Class C Shares	14.91	0.69	(0.88)	(0.19)	(0.66)	—	(0.35)	(1.01)
1999 - Institutional Shares	14.90	0.85	(0.88)	(0.03)	(0.83)	—	(0.35)	(1.18)
1999 - Service Shares	14.88	0.77	(0.92)	(0.15)	(0.75)	—	(0.35)	(1.10)

1998 - Class A Shares	14.59	0.81	0.45	1.26	(0.81)	(0.07)	(0.06)	(0.94)
1998 - Class B Shares	14.61	0.72	0.42	1.14	(0.72)	(0.05)	(0.06)	(0.83)
1998 - Class C Shares	14.60	0.74	0.40	1.14	(0.74)	(0.03)	(0.06)	(0.83)
1998 - Institutional Shares	14.59	0.87	0.42	1.29	(0.87)	(0.05)	(0.06)	(0.98)
1998 - Service Shares	14.59	0.80	0.40	1.20	(0.80)	(0.05)	(0.06)	(0.91)

1997 - Class A Shares	14.36	0.91	0.29	1.20	(0.90)	—	(0.07)	(0.97)
1997 - Class B Shares	14.37	0.80	0.30	1.10	(0.79)	—	(0.07)	(0.86)
1997 - Class C Shares (commenced August 15)	14.38	0.17	0.22	0.39	(0.17)	—	—	(0.17)
1997 - Institutional Shares (commenced August 15)	14.37	0.20	0.22	0.42	(0.20)	—	—	(0.20)
1997 - Service Shares (commenced August 15)	14.37	0.20	0.21	0.41	(0.19)	—	—	(0.19)

1996 - Class A shares	14.47	0.92	(0.11)	0.81	(0.92)	—	—	(0.92)
1996 - Class B shares (commenced May 1)	14.11	0.41	0.26	0.67	(0.41)	—	—	(0.41)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (c)

$13.84	7.33%	$ 88,783	0.98%		6.01%		1.39%		5.60%		341.28%
13.85	6.45	18,724	1.73		5.24		2.14		4.83		341.28
13.84	6.46	7,606	1.73		5.25		2.14		4.84		341.28
13.82	7.68	7,514	0.58		6.41		0.99		6.00		341.28
13.82	7.62	373	1.08		6.02		1.49		5.61		341.28

13.70	(0.63)	82,102	0.98		5.63		1.33		5.28		277.64
13.72	(1.29)	19,684	1.73		4.88		2.08		4.53		277.64
13.71	(1.29)	10,053	1.73		4.89		2.08		4.54		277.64
13.69	(0.23)	5,899	0.58		6.07		0.93		5.72		277.64
13.63	(1.01)	15	1.08		5.56		1.43		5.21		277.64

14.91	8.98	101,015	0.76		5.53		1.53		4.76		315.43
14.92	8.09	16,125	1.51		4.76		2.05		4.22		315.43
14.91	8.09	9,639	1.51		4.59		2.05		4.05		315.43
14.90	9.19	2,642	0.51		5.82		1.05		5.28		315.43
14.88	8.53	2	1.01		5.48		1.55		4.94		315.43

14.59	8.72	68,859	0.50		6.38		1.82		5.06		395.75
14.61	7.96	8,041	1.25		5.59		2.32		4.52		395.75
14.60	2.72	1,196	1.25	(b)	5.45	(b)	2.32	(b)	4.38	(b)	395.75
14.59	2.94	1,894	0.25	(b)	7.03	(b)	1.32	(b)	5.96	(b)	395.75
14.59	2.85	2	0.75	(b)	6.49	(b)	1.82	(b)	5.42	(b)	395.75

14.36	5.80	30,603	0.50		6.42		1.89		5.03		485.09
14.37	4.85	234	1.25	(b)	5.65	(b)	2.39	(b)	4.51	(b)	485.09

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	$ 9.50	$0.57	(c)	$ 0.02	$ 0.59	$(0.57)	—	$ —	$(0.57)
2000 - Class B Shares	9.52	0.50	(c)	0.02	0.52	(0.50)	—	—	(0.50)
2000 - Class C Shares	9.52	0.50	(c)	0.03	0.53	(0.50)	—	—	(0.50)
2000 - Institutional Shares	9.52	0.61	(c)	0.02	0.63	(0.61)	—	—	(0.61)
2000 - Service Shares	9.52	0.56	(c)	0.02	0.58	(0.56)	—	—	(0.56)

1999 - Class A Shares	10.25	0.54		(0.61)	(0.07)	(0.53)	—	(0.15)	(0.68)
1999 - Class B Shares	10.28	0.48		(0.62)	(0.14)	(0.47)	—	(0.15)	(0.62)
1999 - Class C Shares	10.28	0.47		(0.62)	(0.15)	(0.46)	—	(0.15)	(0.61)
1999 - Institutional Shares	10.28	0.58		(0.62)	(0.04)	(0.57)	—	(0.15)	(0.72)
1999 - Administration Shares (e)	10.27	0.40	(c)	(0.41)	(0.01)	(0.40)	—	(0.15)	(0.55)
1999 - Service Shares	10.28	0.54		(0.62)	(0.08)	(0.53)	—	(0.15)	(0.68)

1998 - Class A Shares	10.06	0.59		0.27	0.86	(0.59)	(0.02)	(0.06)	(0.67)
1998 - Class B Shares	10.09	0.52		0.27	0.79	(0.52)	(0.02)	(0.06)	(0.60)
1998 - Class C Shares	10.09	0.52		0.27	0.79	(0.52)	(0.02)	(0.06)	(0.60)
1998 - Institutional Shares	10.08	0.61		0.29	0.90	(0.61)	(0.03)	(0.06)	(0.70)
1998 - Administration Shares	10.07	0.57		0.29	0.86	(0.57)	(0.03)	(0.06)	(0.66)
1998 - Service Shares	10.09	0.56		0.27	0.83	(0.56)	(0.02)	(0.06)	(0.64)

1997 - Class A Shares (commenced May 1)	9.70	0.30		0.36	0.66	(0.30)	—	—	(0.30)
1997 - Class B Shares (commenced May 1)	9.72	0.27		0.37	0.64	(0.27)	—	—	(0.27)
1997 - Class C Shares (commenced August 15)	9.93	0.11		0.16	0.27	(0.11)	—	—	(0.11)
1997 - Institutional Shares	9.85	0.64		0.23	0.87	(0.64)	—	—	(0.64)
1997 - Administration Shares	9.84	0.62		0.23	0.85	(0.62)	—	—	(0.62)
1997 - Service Shares	9.86	0.59		0.23	0.82	(0.59)	—	—	(0.59)

1996 - Institutional Shares	10.00	0.64		(0.07)	0.57	(0.64)	—	(0.08)	(0.72)
1996 - Administrative Shares (commenced February 28)	9.91	0.41		(0.07)	0.34	(0.41)	—	—	(0.41)
1996 - Service Shares (commenced March 13)	9.77	0.38		0.09	0.47	(0.38)	—	—	(0.38)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on average shares outstanding methodology.
(d)	Includes the effect of mortgage dollar roll transactions.
(e)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

								Ratios assuming no expense reductions

Net asset value, end of period		Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate (d)

$ 9.52		6.48%	$ 73,846	0.94%		6.04%		0.97%		6.01%		271.53%
9.54		5.69	14,002	1.69		5.29		1.72		5.26		271.53
9.55		5.80	6,107	1.69		5.30		1.72		5.27		271.53
9.54		6.90	268,465	0.54		6.46		0.57		6.43		271.53
9.54		6.37	9,445	1.04		5.95		1.07		5.92		271.53

9.50		(0.68)	65,368	0.94		5.57		0.98		5.53		279.67
9.52		(1.47)	14,654	1.69		4.83		1.73		4.79		279.67
9.52		(1.51)	7,443	1.69		4.82		1.73		4.78		279.67
9.52		(0.37)	216,973	0.54		5.97		0.58		5.93		279.67
9.71	(e)	(0.13)	—	0.79	(b)	5.63	(b)	0.83	(b)	5.59	(b)	279.67
9.52		(0.87)	8,172	1.04		5.50		1.08		5.46		279.67

10.25		8.76	56,267	0.74		5.58		1.21		5.11		271.50
10.28		7.94	7,209	1.49		4.82		1.75		4.56		271.50
10.28		7.94	5,587	1.49		4.81		1.75		4.55		271.50
10.28		9.15	195,730	0.46		5.95		0.72		5.69		271.50
10.27		8.88	12,743	0.71		5.70		0.97		5.44		271.50
10.28		8.50	5,263	0.96		5.44		1.22		5.18		271.50

10.06		6.94	9,336	0.70	(b)	6.13	(b)	1.33	(b)	5.50	(b)	361.27
10.09		6.63	621	1.45	(b)	5.28	(b)	1.83	(b)	4.90	(b)	361.27
10.09		2.74	272	1.45	(b)	4.84	(b)	1.83	(b)	4.46	(b)	361.27
10.08		9.19	79,230	0.45		6.53		0.83		6.15		361.27
10.07		8.92	6,176	0.70		6.27		1.08		5.89		361.27
10.09		8.65	1,868	0.95		6.00		1.33		5.62		361.27

9.85		5.98	72,061	0.45		6.51		0.83		6.13		414.20
9.84		3.56	702	0.70	(b)	6.41	(b)	1.08	(b)	6.03	(b)	414.20
9.86		4.90	381	0.95	(b)	6.37	(b)	1.33	(b)	5.99	(b)	414.20

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders

	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From capital	From net realized gains	Total distributions

FOR THE YEARS ENDED OCTOBER 31,

2000 - Class A Shares	$14.49	$0.59	(c)	$ 0.20	0.79	$(0.60)	$ —	$ —	(0.60)
2000 - Class B Shares	14.45	0.51	(c)	0.22	0.73	(0.53)	—	—	(0.53)
2000 - Class C Shares	14.43	0.51	(c)	0.22	0.73	(0.53)	—	—	(0.53)
2000 - Institutional Shares	14.48	0.68	(c)	0.21	0.89	(0.70)	—	—	(0.70)
2000 - Service Shares	14.47	0.61	(c)	0.20	0.81	(0.62)	—	—	(0.62)

1999 - Class A Shares	15.65	0.62	(c)	(0.78)	(0.16)	(0.61)	(0.03)	(0.36)	(1.00)
1999 - Class B Shares	15.63	0.53		(0.78)	(0.25)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Class C Shares	15.60	0.53		(0.77)	(0.24)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Institutional Shares	15.64	0.71		(0.77)	(0.06)	(0.71)	(0.03)	(0.36)	(1.10)
1999 - Service Shares	15.64	0.64		(0.79)	(0.15)	(0.63)	(0.03)	(0.36)	(1.02)

1998 - Class A Shares	15.10	0.72	(c)	0.90	1.62	(1.01)	—	(0.06)	(1.07)
1998 - Class B Shares	15.08	0.63	(c)	0.92	1.55	(0.94)	—	(0.06)	(1.00)
1998 - Class C Shares	15.06	0.63	(c)	0.91	1.54	(0.94)	—	(0.06)	(1.00)
1998 - Institutional Shares	15.09	0.82	(c)	0.90	1.72	(1.11)	—	(0.06)	(1.17)
1998 - Service Shares	15.09	0.74	(c)	0.91	1.65	(1.04)	—	(0.06)	(1.10)

1997 - Class A shares	14.53	0.59		0.77	1.36	(0.79)	—	—	(0.79)
1997 - Class B shares	14.53	0.72		0.56	1.28	(0.73)	—	—	(0.73)
1997 - Class C shares (commenced August 15)	14.80	0.16		0.29	0.45	(0.19)	—	—	(0.19)
1997 - Institutional Shares	14.52	0.88		0.56	1.44	(0.87)	—	—	(0.87)
1997 - Service Shares (commenced March 12)	14.69	0.53		0.39	0.92	(0.52)	—	—	(0.52)

1996 - Class A shares	14.45	0.71		0.80	1.51	(1.43)	—	—	(1.43)
1996 - Class B shares (commenced May 1)	14.03	0.34		0.52	0.86	(0.36)	—	—	(0.36)
1996 - Institutional shares	14.45	1.15		0.42	1.57	(1.50)	—	—	(1.50)

(a)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized.

(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

							Ratios assuming no expense reductions

Net asset value, end of period	Total return (a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$14.68	5.58%	$294,738	1.34%		4.03%		1.70%		3.67%		185.10%
14.65	5.14	22,008	1.84		3.53		2.20		3.17		185.10
14.63	5.13	5,954	1.84		3.54		2.20		3.18		185.10
14.67	6.27	287,145	0.69		4.69		1.05		4.33		185.10
14.66	5.76	1,934	1.19		4.17		1.55		3.81		185.10

14.49	(1.14)	271,832	1.34		4.12		1.72		3.74		158.27
14.45	(1.74)	16,724	1.84		3.60		2.22		3.22		158.27
14.43	(1.68)	7,786	1.84		3.60		2.22		3.22		158.27
14.48	(0.49)	279,621	0.69		4.75		1.07		4.37		158.27
14.47	(1.06)	1,115	1.19		4.28		1.57		3.90		158.27

15.65	11.21	217,362	1.31		4.71		1.75		4.27		229.91
15.63	10.66	8,135	1.83		4.19		2.24		3.78		229.91
15.60	10.65	4,090	1.83		4.20		2.24		3.79		229.91
15.64	11.95	178,532	0.66		5.40		1.07		4.99		229.91
15.64	11.43	1,058	1.16		4.92		1.57		4.51		229.91

15.10	9.66	167,096	1.17		5.19		1.60		4.76		383.72
15.08	9.04	3,465	1.71		4.76		2.10		4.37		383.72
15.06	3.03	496	1.71	(b)	4.98	(b)	2.10	(b)	4.59	(b)	383.72
15.09	10.26	60,929	0.65		5.72		1.04		5.33		383.72
15.09	6.42	151	1.15	(b)	5.33	(b)	1.54	(b)	4.94	(b)	383.72

14.53	11.05	198,665	1.16		5.81		1.64		5.33		232.15
14.53	6.24	256	1.70	(b)	5.16	(b)	2.14	(b)	4.72	(b)	232.15
14.52	11.55	54,254	0.65		6.35		1.11		5.89		232.15

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Trustees
Goldman Sachs Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Goldman Sachs Enhanced Income Fund, Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Global Income Fund (six of the funds comprising the Goldman Sachs Trust) ( the “Funds”) as of October 31, 2000, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended October 31, 1999 and the financial highlights for each of the four periods in the period then ended, were audited by other auditors whose report, dated December 10, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, audited by us, referred to above present fairly, in all material respects, the financial position of the Goldman Sachs Enhanced Income Fund, Goldman Sachs Adjustable Rate Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Global Income Fund as of October 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the respective period ended October 31, 2000 in conformity with accounting principles generally accepted in the United States.

New York, New York
December 11, 2000

GOLDMAN SACHS FUND PROFILE

Goldman Sachs
Taxable Investment Grade Funds

Generally speaking, bond investments may help individuals mitigate overall portfolio volatility, without sacrificing attractive returns.

Goldman Sachs Taxable Investment Grade Funds offer investors access to the benefits associated with fixed income investing. The Funds seek current income from portfolios that invest in a variety of fixed income securities.

Target Your Needs

Goldman Sachs Taxable Investment Grade Funds have distinct investment objectives and defined positions on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without any additional charge . Please note: in general, greater returns are associated with greater risk.*

For More Information

To learn more about Goldman Sachs Taxable Investment Grade Funds and other Goldman Sachs Funds, call your investment professional today.

*The exchange privilege is subject to termination and its terms are subject to change.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
David B. Ford
Douglas C. Grip
Patrick T. Harker
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, *President*
Jesse H. Cole, *Vice President*
Kerry Daniels, *Vice President*
James A. Fitzpatrick, *Vice President*
Mary Hoppa, *Vice President*
John M. Perlowski, *Treasurer*
Peter W. Fortner, *Assistant Treasurer*
Philip V. Giuca, Jr., *Assistant Treasurer*
Howard B. Surloff, *Secretary*
Amy E. Belanger, *Assistant Secretary*
Valerie A. Zondorak, *Assistant Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
133 Peterborough Court
London, England EC4A 2BB

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

The Goldman Sachs Government Income, Goldman Sachs Short Duration Government and Goldman Sachs Adjustable Rate Government Funds' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Goldman Sachs Global Income and Goldman Sachs Core Fixed Income Funds' foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

Copyright 2000 Goldman, Sachs & Co. All rights reserved. Date of first use: December 30, 2000 / 00-1816

FI/INVGRAR / 33K / 12-00